UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number 811-09375
                                   811-09633

Name of Fund: BlackRock Global Financial Services Fund, Inc.
              Global Financial Services Master LLC

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive
      Officer, BlackRock Global Financial Services Fund, Inc. and Global Financial Services Master LLC, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (800) 441-7762

Date of fiscal year end: 09/30/2007

Date of reporting period: 10/01/2006 - 09/30/2007

Item 1 - Report to Stockholders

EQUITIES   FIXED INCOME   REAL ESTATE
LIQUIDITY  ALTERNATIVES   BLACKROCK SOLUTIONS

BlackRock Global Financial                                             BLACKROCK
Services Fund, Inc.

ANNUAL REPORT | SEPTEMBER 30, 2007

NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE

BlackRock Global Financial Services Fund, Inc.

================================================================================
Table of Contents                                                           Page
--------------------------------------------------------------------------------
A Letter to Shareholders .................................................     3
Annual Report:
Fund Summary .............................................................     4
About Fund Performance ...................................................     6
Disclosure of Expenses ...................................................     6
Fund Financial Statements:
  Statement of Assets and Liabilities ....................................     7
  Statement of Operations ................................................     8
  Statements of Changes in Net Assets ....................................     9
Fund Financial Highlights ................................................    10
Fund Notes to Financial Statements .......................................    13
Fund Report of Independent Registered Public Accounting Firm .............    17
Important Tax Information ................................................    17
Master Portfolio Information .............................................    18
Master Financial Statements:
  Schedule of Investments ................................................    19
  Statement of Assets and Liabilities ....................................    22
  Statement of Operations ................................................    23
  Statements of Changes in Net Assets ....................................    24
Master Financial Highlights ..............................................    25
Master Notes to Financial Statements .....................................    26
Master Report of Independent Registered Public Accounting Firm ...........    29
Officers and Directors ...................................................    30
Proxy Results ............................................................    32
BlackRock Fund Information ...............................................    33
Mutual Fund Family .......................................................    35


2       BLACKROCK GLOBAL FINANCIAL SERVICES FUND, INC.       SEPTEMBER 30, 2007

A Letter to Shareholders

Dear Shareholder

The September reporting period took financial markets on a wild ride. While subprime mortgage woes dominated headlines for much of 2007, troubles intensified in the final months of the period, spawning a widespread "credit crunch" that crept into other areas of the market. The U.S. Federal Reserve Board (the "Fed") and other countries' central banks stepped in to inject liquidity into the markets and bolster investor confidence. The Fed cut the discount rate, the rate banks pay to borrow money directly from the Fed, from 6.25% to 5.25% in two moves in August and September. The central bankers also cut the more widely followed federal funds target rate, which had remained unchanged at 5.25% for over a year, to 4.75% in September. After a tumultuous summer, the dust began to settle toward period-end amid speculation that the worst of the credit crunch had passed.

Although heightened volatility and a weakening U.S. economy have been recurring themes throughout the past year, equity markets have displayed surprising resilience. Most recently, the credit turmoil dampened corporate merger-and-acquisition activity, a key source of strength for equity markets. However, market fundamentals have held firm, dividend payouts and share buybacks have continued to grow, and valuations remain attractive. These tailwinds generally have prevailed over the headwinds created by the slowing U.S. economy and troubled housing market.

In fixed income markets, mixed economic signals and the credit market debacle resulted in a flight to quality. At the height of the uncertainty, investors shunned bonds associated with the housing and credit markets in favor of higher-quality Treasury issues. The yield on 10-year Treasury issues, which touched 5.30% in June (its highest level in five years), fell to 4.59% by period-end, while prices correspondingly rose.

Against this backdrop, financial markets posted generally positive results for the six-month period, and relatively stronger returns for the full year ended September 30, 2007:

Total Returns as of September 30, 2007                                               6-month      12-month
==========================================================================================================
U.S. equities (S&P 500 Index)                                                         +8.44%       +16.44%
----------------------------------------------------------------------------------------------------------
Small cap U.S. equities (Russell 2000 Index)                                          +1.19        +12.34
----------------------------------------------------------------------------------------------------------
International equities (MSCI Europe, Australasia, Far East Index)                     +8.72        +24.86
----------------------------------------------------------------------------------------------------------
Fixed income (Lehman Brothers U.S. Aggregate Bond Index)                              +2.31        + 5.14
----------------------------------------------------------------------------------------------------------
Tax-exempt fixed income (Lehman Brothers Municipal Bond Index)                        +1.15        + 3.10
----------------------------------------------------------------------------------------------------------
High yield bonds (Lehman Brothers U.S. Corporate High Yield 2% Issuer Cap Index)      +0.56        + 7.62
----------------------------------------------------------------------------------------------------------

Past performance is no guarantee of future results. Index performance shown for illustrative purposes only. You cannot invest directly in an index.

As you navigate market volatility, we encourage you to review your investment goals with your financial professional and to make portfolio changes, as needed. For more market insight, we invite you to view "What's Ahead in 2007: Third Quarter Update" and "Are You Prepared for Volatility?" at www.blackrock.com/funds. We thank you for entrusting BlackRock with your investment assets, and we look forward to continuing to serve you in the months and years ahead.

                                                  Sincerely,


                                                  /s/ Robert C. Doll, Jr.

                                                  Robert C. Doll, Jr.
                                                  Vice Chairman, BlackRock, Inc.

THIS PAGE NOT PART OF YOUR FUND REPORT

Fund Summary                      BlackRock Global Financial Services Fund, Inc.

Portfolio Management Commentary

      How did the Fund perform?

o The Fund outperformed its benchmark, the MSCI World Financials Index, for the 12-month period.

      What factors influenced performance?

o Options on Goldman Sachs contributed positively to performance. An overweight position in South Korea also benefited Fund results, although we significantly reduced our exposure to South Korean stocks over the past year. The primary contributors were Korean banks and insurance names, such as Meritz Fire & Marine Insurance Co. Ltd., Dongbu Insurance Co., Ltd. and Shinhan Financial Group Co. Ltd.

o Our allocation to and stock selection in China/Hong Kong, primarily real estate management and development companies like China Resources Land Ltd. and Guangzhou R&F Properties Co. Ltd., also aided performance, as did an underweight position in Japan and stock selection in the United States.

o The Fund avoided most of the downturn that occurred in the monoline subprime mortgage market by being largely out of subprime lenders by the end of August 2006.

o Detracting from performance was stock selection in the U.K. market, as well as the Fund's cash position, which was somewhat higher than normal as we restructured the portfolio over the course of the year. Our underweight positions in Canada and Australia also hindered relative performance.

      Describe recent portfolio activity.

o We focused on restructuring the portfolio after the portfolio management change in August 2006.

o We increased exposure to commercial banks overseas and to capital markets. From an industry standpoint, we reduced exposure to insurance, real estate investment trusts (REITs), consumer finance and real estate management and development.

o From a geographic perspective, we reduced exposure to the United States, increased exposure to Europe and diversified our Asian exposure. We also significantly reduced exposure to South Korea.

o Major additions to the portfolio included AXA SA, Banco Santander SA, UniCredito Italiano SpA, BNP Paribas SA, HSBC Holdings Plc, The Bank of New York Mellon Corp. and Fannie Mae.

o Significant sales included American Home Mortgage Investment Corp., Industrial Bank of Korea, Hana Financial Group, Inc., Capital One Financial Corp., Pusan Bank, Shanghai Forte Land Co. Ltd., Beijing Capital Land Ltd., Provident Financial Plc and Northern Rock Plc.

      Describe Fund positioning at period-end.

o Compared to its benchmark, the Fund was overweight in South Korea, the United States, China, Indonesia and India, and underweight in Australia, Canada, the United Kingdom, Japan and Germany.

o In terms of subsectors, the Fund was overweight in insurance, diversified financial services, capital markets and real estate management and development, and underweight in commercial banks, thrifts and mortgage finance and consumer finance. The Fund had no exposure to REITs and to the troubled monoline subprime mortgage lenders at period-end.

o The Fund retains its heavy concentration in emerging markets stocks, especially in South Korea. We continue to believe the larger-cap financial names are undervalued and more attractive than the small- to mid-cap names. In general, we continue our efforts to diversify the portfolio geographically.

Expense Example

                                                Actual                                               Hypothetical**
                       -----------------------------------------------------    ----------------------------------------------------
                         Beginning          Ending                                Beginning         Ending
                       Account Value     Account Value      Expenses Paid       Account Value    Account Value      Expenses Paid
                       April 1, 2007    Sept. 30, 2007    During the Period*    April 1, 2007   Sept. 30, 2007    During the Period*
------------------------------------------------------------------------------------------------------------------------------------
Institutional ......       $1,000          $1,023.20          $    7.16            $1,000          $1,016.62          $    7.14
Investor A .........       $1,000          $1,022.10          $    8.37            $1,000          $1,012.93          $    8.35
Investor B .........       $1,000          $1,018.10          $   12.08            $1,000          $1,012.43          $   12.04
Investor C .........       $1,000          $1,018.20          $   12.58            $1,000          $1,017.82          $   12.54
Class R ............       $1,000          $1,020.00          $   10.53            $1,000          $1,014.48          $   10.50
------------------------------------------------------------------------------------------------------------------------------------

* For each class of the Fund, expenses are equal to the annualized expense ratio for the class (1.42% for Institutional, 1.66% for Investor A, 2.40% for Investor B, 2.50% for Investor C and 2.09% for Class R), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period shown). Because the Fund is a feeder fund, the expense table example reflects the expenses of both the feeder fund and the master portfolio in which it invests.
** Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 365.

      See "Disclosure of Expenses" on page 6 for further information on how expenses were calculated.


4       BLACKROCK GLOBAL FINANCIAL SERVICES FUND, INC.       SEPTEMBER 30, 2007

Total Return Based on a $10,000 Investment

A line graph depicting the growth of an investment in the Fund's Institutional and Investor A Shares compared to growth of an investment in the MSCI World Index and the MSCI World Financials Index. Values are from November 26, 1999 to September 2007:

                                                                      MSCI World
                Institutional      Investor A       MSCI World        Financials
                     Shares*+        Shares*+          Index++          Index+++
11/26/99**            $10,000         $ 9,475          $10,000           $10,000
9/00                  $12,290         $11,616          $ 9,806           $10,742
9/01                  $11,140         $10,511          $ 7,046           $ 8,695
9/02                  $10,043         $ 9,444          $ 5,695           $ 7,157
9/03                  $13,969         $13,112          $ 7,141           $ 9,302
9/04                  $17,474         $16,357          $ 8,362           $11,081
9/05                  $22,257         $20,787          $ 9,945           $13,027
9/06                  $25,703         $23,940          $11,355           $16,058
9/07                  $28,582         $26,557          $13,750           $17,445

* Assuming maximum sales charge, if any, transaction costs and other operating expenses, including advisory fees.
**    Commencement of operations.
+ The Fund invests primarily in a portfolio of common stocks of financial services companies that Fund management believes have the potential to increase in value.
++ This unmanaged market capitalization-weighted Index is comprised of a representative sampling of large-, medium- and small-capitalization companies in 23 countries, including the United States.
+++ This Index is comprised of the constituents of the MSCI World Index that are classified into the financial sector. This sector contains companies involved in activities such as banking, mortgage finance, consumer finance, specialized finance, investment banking and brokerage, asset management and custody, corporate lending, insurance, financial investment and real estate including REITs. The starting date for the Index in the graph is 11/30/99.

Performance Summary for the Period Ended September 30, 2007

                                                                              Average Annual Total Returns*
                                                 ----------------------------------------------------------------------------------
                                                          1 Year                       5 Years                  Since Inception**
                                                 -----------------------       ----------------------        ----------------------
                                   6-Month       w/o sales       w/sales       w/o sales      w/sales        w/o sales      w/sales
                                Total Returns     charge          charge        charge         charge         charge         charge
-----------------------------------------------------------------------------------------------------------------------------------
Institutional ................      +2.32%        +11.20%            --         +23.27%            --         +14.32%            --
Investor A ...................      +2.21         +10.93          +5.11%        +22.97         +21.65%        +14.04         +13.26%
Investor B ...................      +1.81         +10.13          +5.63         +22.03         +21.85         +13.17         +13.17
Investor C ...................      +1.82         +10.04          +9.04         +22.01         +22.01         +13.15         +13.15
Class R ......................      +2.00         +10.53             --         +22.77             --         +13.82             --
MSCI World Index .............      +9.02         +21.09             --         +19.28             --         + 4.14             --
MSCI World Financials Index ..      + .23         + 8.64             --         +19.50             --         + 7.36+            --
-----------------------------------------------------------------------------------------------------------------------------------

* Assuming maximum sales charges. See "About Fund Performance" on page 6 for a detailed description of share classes, including any related sales charges and fees.
**    The Fund commenced operations on 11/26/99.
+     Since inception total return is from 11/30/99.

      Past performance is not indicative of future results.


 BLACKROCK GLOBAL FINANCIAL SERVICES FUND, INC.       SEPTEMBER 30, 2007      5

About Fund Performance            BlackRock Global Financial Services Fund, Inc.

Effective October 2, 2006, the Fund's Class A, Class B, Class C and Class I Shares were redesignated Investor A, Investor B, Investor C and Institutional Shares, respectively. Class R Shares did not change their designation. As previously communicated to shareholders, new sales charge schedules came into effect at the same time for certain of these classes.

o Institutional Shares are not subject to any sales charge. Institutional Shares bear no ongoing distribution or service fees and are available only to eligible investors.

o Investor A Shares incur a maximum initial sales charge (front-end load) of 5.25% and a service fee of 0.25% per year (but no distribution fee).

o Investor B Shares are subject to a maximum contingent deferred sales charge of 4.50% declining to 0% after six years. In addition, Investor B Shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. These shares automatically convert to Investor A Shares after approximately eight years. (There is no initial sales charge for automatic share conversions.)

o Investor C Shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. In addition, Investor C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

o Class R Shares do not incur a maximum initial sales charge (front-end load) or deferred sales charge. These shares are subject to a distribution fee of 0.25% per year and a service fee of 0.25% per year. Class R Shares are available only to certain retirement plans. Prior to inception, Class R Share performance results are those of Institutional Shares (which have no distribution or service fees) restated to reflect Class R Share fees.

Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Refer to www.blackrock.com to obtain performance data current to the most recent month-end. Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The Fund may charge a 2% redemption fee for sales or exchanges of shares within 30 days of purchase or exchange. Performance data does not reflect this potential fee. Figures shown in each of the performance tables on page 5 assume reinvestment of all dividends and capital gain distributions, if any, at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

Disclosure of Expenses

Shareholders of this Fund may incur the following charges: (a) expenses related to transactions, including sales charges, redemption fees and exchange fees; and
(b) operating expenses, including advisory fees, distribution fees including 12b-1 fees, and other Fund expenses. The expense example on page 4 (which is based on a hypothetical investment of $1,000 invested on April 1, 2007 and held through September 30, 2007) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The table provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled "Expenses Paid During the Period."

The table also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in this Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds' shareholder reports.

The expenses shown in the table are intended to highlight shareholders' ongoing costs only and do not reflect any transactional expenses, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical information is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.


6       BLACKROCK GLOBAL FINANCIAL SERVICES FUND, INC.       SEPTEMBER 30, 2007

Statement of Assets and Liabilities
                                  BlackRock Global Financial Services Fund, Inc.

As of September 30, 2007
===================================================================================================================================
Assets
-----------------------------------------------------------------------------------------------------------------------------------
Investment in Global Financial Services Portfolio (the "Portfolio"), at value
  (identified cost -- $81,344,656) .............................................................                      $  95,205,737
Prepaid expenses and other assets ..............................................................                             58,518
                                                                                                                      -------------
Total assets ...................................................................................                         95,264,255
                                                                                                                      -------------
===================================================================================================================================
Liabilities
-----------------------------------------------------------------------------------------------------------------------------------
Payables:
    Distributor ................................................................................    $      40,009
    Other affiliates ...........................................................................           24,912
    Administrative fees ........................................................................           24,180            89,101
                                                                                                    -------------
Accrued expenses ...............................................................................                             26,600
                                                                                                                      -------------
Total liabilities ..............................................................................                            115,701
                                                                                                                      -------------
===================================================================================================================================
Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
Net Assets .....................................................................................                      $  95,148,554
                                                                                                                      =============
===================================================================================================================================
Net Assets Consist of
-----------------------------------------------------------------------------------------------------------------------------------
Institutional Shares of Common Stock, $.10 par value, 100,000,000 shares authorized ............                      $      96,980
Investor A Shares of Common Stock, $.10 par value, 100,000,000 shares authorized ...............                            160,984
Investor B Shares of Common Stock, $.10 par value, 100,000,000 shares authorized ...............                            138,420
Investor C Shares of Common Stock, $.10 par value, 100,000,000 shares authorized ...............                            126,757
Class R Shares of Common Stock, $.10 par value, 100,000,000 shares authorized ..................                             55,255
Paid-in capital in excess of par ...............................................................                         60,588,269
Undistributed investment income -- net .........................................................    $     424,585
Undistributed realized capital gains allocated from the Portfolio -- net .......................       19,696,223
Unrealized appreciation allocated from the Portfolio -- net ....................................       13,861,081
                                                                                                    -------------
Total accumulated earnings -- net ..............................................................                         33,981,889
                                                                                                                      -------------
Net assets .....................................................................................                      $  95,148,554
                                                                                                                      =============
===================================================================================================================================
Net Asset Value
-----------------------------------------------------------------------------------------------------------------------------------
Institutional -- Based on net assets of $16,248,837 and 969,797 shares outstanding .............                      $       16.75
                                                                                                                      =============
Investor A -- Based on net assets of $26,776,684 and 1,609,838 shares outstanding ..............                      $       16.63
                                                                                                                      =============
Investor B -- Based on net assets of $22,591,616 and 1,384,196 shares outstanding ..............                      $       16.32
                                                                                                                      =============
Investor C -- Based on net assets of $20,534,922 and 1,267,568 shares outstanding ..............                      $       16.20
                                                                                                                      =============
Class R -- Based on net assets of $8,996,495 and 552,545 shares outstanding ....................                      $       16.28
                                                                                                                      =============

      See Notes to Financial Statements.


 BLACKROCK GLOBAL FINANCIAL SERVICES FUND, INC.       SEPTEMBER 30, 2007      7

Statement of Operations           BlackRock Global Financial Services Fund, Inc.

For the Year Ended September 30, 2007
===================================================================================================================================
Investment Income
-----------------------------------------------------------------------------------------------------------------------------------
Investment income allocated from the Portfolio:
    Dividends ..................................................................................                      $   2,299,747
    Interest from affiliates ...................................................................                            174,222
    Securities lending -- net ..................................................................                             10,906
    Expenses ...................................................................................                           (681,551)
                                                                                                                      -------------
Total income ...................................................................................                          1,803,324
                                                                                                                      -------------
===================================================================================================================================
Expenses
-----------------------------------------------------------------------------------------------------------------------------------
Administration fees ............................................................................    $     334,351
Service and distribution fees -- Investor B ....................................................          260,620
Service and distribution fees -- Investor C ....................................................          217,608
Printing and shareholder reports ...............................................................           68,306
Registration fees ..............................................................................           67,411
Service fees -- Investor A .....................................................................           59,466
Transfer agent fees -- Investor C ..............................................................           44,926
Transfer agent fees -- Investor B ..............................................................           40,509
Transfer agent fees -- Investor A ..............................................................           38,548
Service and distribution fees -- Class R .......................................................           36,419
Professional fees ..............................................................................           35,737
Transfer agent fees -- Institutional ...........................................................           26,951
Transfer agent fees -- Class R .................................................................           19,500
Other ..........................................................................................           14,288
                                                                                                    -------------
Total expenses .................................................................................                          1,264,640
                                                                                                                      -------------
Investment income -- net .......................................................................                            538,684
                                                                                                                      -------------
===================================================================================================================================
Realized & Unrealized Gain (Loss) Allocated from the Portfolio -- Net
-----------------------------------------------------------------------------------------------------------------------------------
Realized gain (loss) on:
    Investments -- net .........................................................................       22,323,721
    Foreign currency transactions -- net .......................................................          (29,318)       22,294,403
                                                                                                    -------------
Change in unrealized appreciation/depreciation on:
    Investments -- net .........................................................................      (12,915,538)
    Foreign currency transactions -- net .......................................................            8,543       (12,906,995)
                                                                                                    -------------------------------
Total realized and unrealized gain -- net ......................................................                          9,387,408
                                                                                                                      -------------
Net Increase in Net Assets Resulting from Operations ...........................................                      $   9,926,092
                                                                                                                      =============

      See Notes to Financial Statements.


8       BLACKROCK GLOBAL FINANCIAL SERVICES FUND, INC.       SEPTEMBER 30, 2007

Statements of Changes in Net Assets
                                  BlackRock Global Financial Services Fund, Inc.

                                                                                                           For the Year Ended
                                                                                                              September 30,
                                                                                                    -------------------------------
Increase (Decrease) in Net Assets:                                                                       2007              2006
===================================================================================================================================
Operations
-----------------------------------------------------------------------------------------------------------------------------------
Investment income -- net .......................................................................    $     538,684     $   3,223,085
Realized gain -- net ...........................................................................       22,294,403         3,978,060
Change in unrealized appreciation/depreciation -- net ..........................................      (12,906,995)        5,772,820
                                                                                                    -------------------------------
Net increase in net assets resulting from operations ...........................................        9,926,092        12,973,965
                                                                                                    -------------------------------
===================================================================================================================================
Dividends & Distributions to Shareholders
-----------------------------------------------------------------------------------------------------------------------------------
Investment income -- net:
    Institutional ..............................................................................         (457,900)       (1,223,262)
    Investor A .................................................................................         (573,005)         (323,686)
    Investor B .................................................................................         (464,138)         (424,641)
    Investor C .................................................................................         (403,911)         (233,824)
    Class R ....................................................................................         (151,046)          (44,595)
Realized gain -- net:
    Institutional ..............................................................................         (494,767)       (5,111,324)
    Investor A .................................................................................         (682,147)       (1,455,871)
    Investor B .................................................................................         (836,184)       (3,145,740)
    Investor C .................................................................................         (683,251)       (1,689,548)
    Class R ....................................................................................         (189,041)         (221,591)
                                                                                                    -------------------------------
Net decrease in net assets resulting from dividends and distributions to shareholders ..........       (4,935,390)      (13,874,082)
                                                                                                    -------------------------------
===================================================================================================================================
Capital Share Transactions
-----------------------------------------------------------------------------------------------------------------------------------
Net decrease in net assets derived from capital share transactions .............................       (6,392,855)      (10,473,381)
                                                                                                    -------------------------------
===================================================================================================================================
Redemption Fee
-----------------------------------------------------------------------------------------------------------------------------------
Redemption fee .................................................................................            3,592            15,349
                                                                                                    -------------------------------
===================================================================================================================================
Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
Total decrease in net assets ...................................................................       (1,398,561)      (11,358,149)
Beginning of year ..............................................................................       96,547,115       107,905,264
                                                                                                    -------------------------------
End of year* ...................................................................................    $  95,148,554     $  96,547,115
                                                                                                    ===============================
    * Undistributed investment income -- net ...................................................    $     424,585     $   1,965,219
                                                                                                    ===============================

      See Notes to Financial Statements.


 BLACKROCK GLOBAL FINANCIAL SERVICES FUND, INC.       SEPTEMBER 30, 2007      9

Financial Highlights              BlackRock Global Financial Services Fund, Inc.

                                                                            Institutional
The following per share data              ------------------------------------------------------------------------------
and ratios have been derived                                       For the Year Ended September 30,
from information provided in              ------------------------------------------------------------------------------
the financial statements.                     2007             2006             2005             2004              2003
========================================================================================================================
Per Share Operating Performance
------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year ...    $    15.93       $    15.53       $    14.12       $    12.76       $     9.45
                                          ------------------------------------------------------------------------------
Investment income -- net** ...........           .19              .50              .44              .20              .09
Realized and unrealized gain -- net ..          1.59++           1.89++           3.17++           2.78++           3.53
                                          ------------------------------------------------------------------------------
Total from investment operations .....          1.78             2.39             3.61             2.98             3.62
                                          ------------------------------------------------------------------------------
Less dividends and distributions:
    Investment income -- net .........          (.46)            (.38)            (.18)              --               --
    Realized gain -- net .............          (.50)           (1.61)           (2.02)           (1.62)            (.31)
                                          ------------------------------------------------------------------------------
Total dividends and distributions ....          (.96)           (1.99)           (2.20)           (1.62)            (.31)
                                          ------------------------------------------------------------------------------
Net asset value, end of year .........    $    16.75       $    15.93       $    15.53       $    14.12       $    12.76
                                          ==============================================================================
========================================================================================================================
Total Investment Return*
------------------------------------------------------------------------------------------------------------------------
Based on net asset value per share ...         11.20%           15.48%           27.37%           25.09%           39.10%
                                          ==============================================================================
========================================================================================================================
Ratios to Average Net Assets+
------------------------------------------------------------------------------------------------------------------------
Expenses .............................          1.42%            1.27%            1.32%            1.53%            1.60%
                                          ==============================================================================
Investment income -- net .............          1.18%            3.05%            2.93%            1.46%             .81%
                                          ==============================================================================
========================================================================================================================
Supplemental Data
------------------------------------------------------------------------------------------------------------------------
Net assets, end of year (in thousands)    $   16,249       $   17,843       $   49,612       $   11,034       $   11,325
                                          ==============================================================================
Portfolio turnover of the Portfolio ..            55%              79%              80%             115%             206%
                                          ==============================================================================

                                                                           Investor A
The following per share data              ------------------------------------------------------------------------------
and ratios have been derived                                     For the Year Ended September 30,
from information provided in              ------------------------------------------------------------------------------
the financial statements.                     2007             2006             2005             2004             2003
========================================================================================================================
Per Share Operating Performance
------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year ...    $    15.82       $    15.45       $    14.06       $    12.71       $     9.43
                                          ------------------------------------------------------------------------------
Investment income -- net** ...........           .15              .44              .27              .17              .06
Realized and unrealized gain -- net ..          1.58++           1.90++           3.29++           2.76++           3.53
                                          ------------------------------------------------------------------------------
Total from investment operations .....          1.73             2.34             3.56             2.93             3.59
                                          ------------------------------------------------------------------------------
Less dividends and distributions:
    Investment income -- net .........          (.42)            (.36)            (.15)              --               --
    Realized gain -- net .............          (.50)           (1.61)           (2.02)           (1.58)            (.31)
                                          ------------------------------------------------------------------------------
Total dividends and distributions ....          (.92)           (1.97)           (2.17)           (1.58)            (.31)
                                          ------------------------------------------------------------------------------
Net asset value, end of year .........    $    16.63       $    15.82       $    15.45       $    14.06       $    12.71
                                          ==============================================================================
========================================================================================================================
Total Investment Return*
------------------------------------------------------------------------------------------------------------------------
Based on net asset value per share ...         10.93%           15.17%           27.08%           24.75%           38.83%
                                          ==============================================================================
========================================================================================================================
Ratios to Average Net Assets+
------------------------------------------------------------------------------------------------------------------------
Expenses .............................          1.67%            1.54%            1.62%            1.78%            1.86%
                                          ==============================================================================
Investment income -- net .............           .94%            2.66%            1.87%            1.21%             .59%
                                          ==============================================================================
========================================================================================================================
Supplemental Data
------------------------------------------------------------------------------------------------------------------------
Net assets, end of year (in thousands)    $   26,777       $   24,078       $   10,040       $    8,684       $    7,800
                                          ==============================================================================
Portfolio turnover of the Portfolio ..            55%              79%              80%             115%             206%
                                          ==============================================================================

*     Total investment returns exclude the effects of any sales charges.
**    Based on average shares outstanding.
+ Includes the Fund's share of the Portfolio's allocated expenses and/or investment income -- net.
++    Includes redemption fees, which are less than $.01 per share.

      See Notes to Financial Statements.


10       BLACKROCK GLOBAL FINANCIAL SERVICES FUND, INC.       SEPTEMBER 30, 2007

Financial Highlights (continued)  BlackRock Global Financial Services Fund, Inc.

                                                                              Investor B
The following per share data              ------------------------------------------------------------------------------
and ratios have been derived                                       For the Year Ended September 30,
from information provided in              ------------------------------------------------------------------------------
the financial statements.                     2007             2006             2005             2004             2003
========================================================================================================================
Per Share Operating Performance
------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year ...    $    15.52       $    15.18       $    13.86       $    12.51       $     9.36
                                          ------------------------------------------------------------------------------
Investment income (loss) -- net** ....           .03              .33              .16              .06             (.03)
Realized and unrealized gain -- net ..          1.55++           1.84++           3.23++           2.74++           3.49
                                          ------------------------------------------------------------------------------
Total from investment operations .....          1.58             2.17             3.39             2.80             3.46
                                          ------------------------------------------------------------------------------
Less dividends and distributions:
    Investment income -- net .........          (.28)            (.22)            (.05)              --               --
    Realized gain -- net .............          (.50)           (1.61)           (2.02)           (1.45)            (.31)
                                          ------------------------------------------------------------------------------
Total dividends and distributions ....          (.78)           (1.83)           (2.07)           (1.45)            (.31)
                                          ------------------------------------------------------------------------------
Net asset value, end of year .........    $    16.32       $    15.52       $    15.18       $    13.86       $    12.51
                                          ==============================================================================
========================================================================================================================
Total Investment Return*
------------------------------------------------------------------------------------------------------------------------
Based on net asset value per share ...         10.13%           14.23%           26.08%           23.89%           37.71%
                                          ==============================================================================
========================================================================================================================
Ratios to Average Net Assets+
------------------------------------------------------------------------------------------------------------------------
Expenses .............................          2.42%            2.30%            2.39%            2.55%            2.64%
                                          ==============================================================================
Investment income (loss) -- net ......           .18%            2.08%            1.09%             .46%            (.24%)
                                          ==============================================================================
========================================================================================================================
Supplemental Data
------------------------------------------------------------------------------------------------------------------------
Net assets, end of year (in thousands)    $   22,592       $   27,397       $   31,126       $   33,733       $   37,202
                                          ==============================================================================
Portfolio turnover of the Portfolio ..            55%              79%              80%             115%             206%
                                          ==============================================================================

                                                                             Investor C
The following per share data              ------------------------------------------------------------------------------
and ratios have been derived                                      For the Year Ended September 30,
from information provided in              ------------------------------------------------------------------------------
the financial statements.                     2007             2006             2005             2004             2003
========================================================================================================================
Per Share Operating Performance
------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year ...    $    15.44       $    15.10       $    13.82       $    12.51       $     9.36
                                          ------------------------------------------------------------------------------
Investment income (loss) -- net** ....           .02              .30              .16              .07             (.02)
Realized and unrealized gain -- net ..          1.53++           1.87++           3.21++           2.72++           3.48
                                          ------------------------------------------------------------------------------
Total from investment operations .....          1.55             2.17             3.37             2.79             3.46
                                          ------------------------------------------------------------------------------
Less dividends and distributions:
    Investment income -- net .........          (.29)            (.22)            (.07)              --               --
    Realized gain -- net .............          (.50)           (1.61)           (2.02)           (1.48)            (.31)
                                          ------------------------------------------------------------------------------
Total dividends and distributions ....          (.79)           (1.83)           (2.09)           (1.48)            (.31)
                                          ------------------------------------------------------------------------------
Net asset value, end of year .........    $    16.20       $    15.44       $    15.10       $    13.82       $    12.51
                                          ==============================================================================
========================================================================================================================
Total Investment Return*
------------------------------------------------------------------------------------------------------------------------
Based on net asset value per share ...         10.04%           14.35%           26.02%           23.83%           37.71%
                                          ==============================================================================
========================================================================================================================
Ratios to Average Net Assets+
------------------------------------------------------------------------------------------------------------------------
Expenses .............................          2.47%            2.31%            2.40%            2.56%            2.64%
                                          ==============================================================================
Investment income (loss) -- net ......           .13%            1.91%            1.10%             .48%            (.22%)
                                          ==============================================================================
========================================================================================================================
Supplemental Data
------------------------------------------------------------------------------------------------------------------------
Net assets, end of year (in thousands)    $   20,535       $   21,915       $   15,087       $   16,714       $   13,762
                                          ==============================================================================
Portfolio turnover of the Portfolio ..            55%              79%              80%             115%             206%
                                          ==============================================================================

*     Total investment returns exclude the effects of sales charges.
**    Based on average shares outstanding.
+ Includes the Fund's share of the Portfolio's allocated expenses and/or investment income -- net.
++    Includes redemption fees, which are less than $.01 per share.

      See Notes to Financial Statements.


 BLACKROCK GLOBAL FINANCIAL SERVICES FUND, INC.       SEPTEMBER 30, 2007      11

Financial Highlights (concluded)  BlackRock Global Financial Services Fund, Inc.

                                                                                                Class R
                                                                 -------------------------------------------------------------------
                                                                                                                          For the
                                                                                  For the Year Ended                      Period
                                                                                     September 30,                    Jan. 3, 2003@@
The following per share data and ratios have been derived        -------------------------------------------------      to Sept. 30,
from information provided in the financial statements.             2007          2006          2005          2004           2003
====================================================================================================================================
Per Share Operating Performance
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ................            $ 15.54       $ 15.21       $ 13.91       $ 12.62        $ 10.16
                                                                 -------------------------------------------------------------------
Investment income -- net** ..........................                .10           .36           .29           .14            .04
Realized and unrealized gain -- net .................               1.54++        1.90++        3.18++        2.74++         2.42
                                                                 -------------------------------------------------------------------
Total from investment operations ....................               1.64          2.26          3.47          2.88           2.46
                                                                 -------------------------------------------------------------------
Less dividends and distributions from:
    Investment income -- net ........................               (.40)         (.32)         (.15)           --             --
    Realized gain -- net ............................               (.50)        (1.61)        (2.02)        (1.59)            --
                                                                 -------------------------------------------------------------------
Total dividends and distributions ...................               (.90)        (1.93)        (2.17)        (1.59)            --
                                                                 -------------------------------------------------------------------
Net asset value, end of period ......................            $ 16.28       $ 15.54       $ 15.21       $ 13.91        $ 12.62
                                                                 ===================================================================
====================================================================================================================================
Total Investment Return
------------------------------------------------------------------------------------------------------------------------------------
Based on net asset value per share ..................              10.53%        14.90%        26.74%        24.51%         24.21%@
                                                                 ===================================================================
====================================================================================================================================
Ratios to Average Net Assets+
------------------------------------------------------------------------------------------------------------------------------------
Expenses ............................................               2.02%         1.80%         1.83%         2.11%          2.17%*
                                                                 ===================================================================
Investment income -- net ............................                .61%         2.22%         2.02%          .99%           .45%*
                                                                 ===================================================================
====================================================================================================================================
Supplemental Data
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands) ............            $ 8,996       $ 5,314       $ 2,040       $   555        $    49
                                                                 ===================================================================
Portfolio turnover of the Portfolio .................                 55%           79%           80%          115%           206%
                                                                 ===================================================================

*     Annualized.
**    Based on average shares outstanding.
+ Includes the Fund's share of the Portfolio's allocated expenses and/or investment income -- net.
++    Includes redemption fees, which are less than $.01 per share.
@     Aggregate total investment return.
@@    Commencement of operations.

      See Notes to Financial Statements.


12       BLACKROCK GLOBAL FINANCIAL SERVICES FUND, INC.       SEPTEMBER 30, 2007

Notes to Financial Statements     BlackRock Global Financial Services Fund, Inc.

1. Significant Accounting Policies:

BlackRock Global Financial Services Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund seeks to achieve its investment objective by investing all of its assets in Global Financial Services Portfolio (the "Portfolio") of Global Financial Services Master LLC, which has the same investment objective and strategies as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio. The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. The Fund's financial statements are prepared in conformity with U.S. generally accepted accounting principles, which may require the use of management accruals and estimates. Actual results may differ from these estimates. The percentage of the Portfolio owned by the Fund at September 30, 2007 was 100%. The Fund offers multiple classes of shares. Institutional Shares are sold only to certain eligible investors. Investor A Shares are sold with a front-end sales charge. Shares of Investor B and Investor C Shares may be subject to a contingent deferred sales charge. Class R Shares are sold only to certain retirement plans. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Investor A, Investor B, Investor C and Class R Shares bear certain expenses related to the shareholder servicing of such shares, and Investor B, Investor C and Class R Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor B shareholders may vote on certain changes to the Investor A distribution plan). Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments -- The Fund records its investment in the Portfolio at fair value. Valuation of securities held by the Portfolio is discussed in
Note 1(a) of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

(b) Investment income and expenses -- The Fund records daily its proportionate share of the Portfolio's income, expenses and realized and unrealized gains and losses. In addition, the Fund accrues its own expenses.

(c) Income taxes -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no federal income tax provision is required.

(d) Prepaid registration fees -- Prepaid registration fees are charged to expense as the related shares are issued.

(e) Dividends and distributions -- Dividends and distributions paid by the Fund are recorded on the ex-dividend dates.

(f) Investment transactions -- Investment transactions in the Portfolio are accounted for on a trade date basis.

(g) Recent accounting pronouncements -- In July 2006, the Financial Accounting Standards Board ("FASB") issued Interpretation No. 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes -- an interpretation of FASB Statement No. 109." FIN 48 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity, including mutual funds, before being measured and recognized in the financial statements. Adoption of FIN 48 is required for the last net asset value calculation in the first required financial statement reporting period for fiscal years beginning after December 15, 2006. The impact on each of the Fund's financial statements, if any, is currently being assessed.

In September 2006, Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. At this time, management is evaluating the implications of FAS 157 and its impact on the Fund's financial statements, if any, has not been determined.

In addition, in February 2007, FASB issued Statement of Financial Accounting Standards No. 159, "The Fair Value Option for Financial Assets and Financial Liabilities" ("FAS 159"), which is effective for fiscal years beginning after November 15, 2007. Early adoption is permitted as of the beginning of a fiscal year that begins on or before November 15, 2007, provided the entity also elects to apply the provisions of FAS 157. FAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. FAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. At this time, management is evaluating the implications of FAS 159 and its impact on the Fund's financial statements, if any, has not been determined.

(h) Reclassification -- U.S. generally accepted accounting principles require that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. Accordingly, during the current year, $29,318 has been reclassified between undistributed net investment income and undistributed net realized capital gains as a result of permanent differences attributable to foreign currency transactions. This reclassification has no effect on net assets or net asset values per share.


 BLACKROCK GLOBAL FINANCIAL SERVICES FUND, INC.       SEPTEMBER 30, 2007      13

                                  BlackRock Global Financial Services Fund, Inc.

2. Transactions with Affiliates:

The Fund has entered into an Administrative Services Agreement with BlackRock Advisors, LLC (the "Administrator"), an indirect, wholly owned subsidiary of BlackRock, Inc.

The Fund pays a monthly fee at an annual rate of .35% of the Fund's average daily net assets for the performance of administrative services (other than investment advice and related portfolio activities) necessary for the operation of the Fund. Merrill Lynch & Co., Inc. ("Merrill Lynch") and The PNC Financial Services Group, Inc. ("PNC") are the principal owners of BlackRock, Inc.

The Fund has also entered into separate Distribution Agreements and Distribution Plans with FAM Distributors, Inc. ("FAMD") and BlackRock Distributors, Inc. and its affiliates ("BDI") (collectively, the "Distributor"). FAMD is a wholly owned subsidiary of Merrill Lynch Group, Inc., and BDI is an affiliate of BlackRock, Inc.

Pursuant to the Distribution Plans adopted by the Fund in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:

--------------------------------------------------------------------------------
                                                                    Distribution
                                                     Service Fee         Fee
--------------------------------------------------------------------------------
Investor A .......................................      .25%              --
Investor B .......................................      .25%             .75%
Investor C .......................................      .25%             .75%
Class R ..........................................      .25%             .25%
--------------------------------------------------------------------------------

Pursuant to sub-agreements with each Distributor, broker-dealers, including Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a wholly owned subsidiary of Merrill Lynch, and each Distributor provide shareholder servicing and distribution services to the Fund. The ongoing service fee compensates the Distributor and each broker-dealer (including MLPF&S) for providing shareholder services to Investor A, Investor B, Investor C and Class R shareholders. The ongoing distribution fee compensates the Distributor and the broker-dealers for providing shareholder servicing and distribution-related services to Investor B, Investor C and Class R shareholders.

For the year ended September 30, 2007, FAMD and BDI earned underwriting discounts and direct commissions and MLPF&S and BDI earned dealer concessions on sales of the Fund's Institutional and Investor A Shares which totaled $29,400.

For the year ended September 30, 2007, affiliates received contingent deferred sales charges of $15,086 and $4,767 relating to transactions in Investor B and Investor C Shares, respectively.

Furthermore, affiliates received contingent deferred sales charges of $2,182 relating to transactions subject to front-end sales charge waivers in Investor A Shares.

The Administrator maintains a call center, which is responsible for providing certain shareholder services to the Fund, such as responding to shareholder inquiries and processing transactions based upon instructions from shareholders with respect to the subscription and redemption of Fund shares. During the year ended September 30, 2007, the following amounts have been accrued by the Fund to reimburse the Administrator for costs incurred running the call center, which are a component of the transfer agent fees in the accompanying Statement of Operations.

--------------------------------------------------------------------------------
                                                                     Call Center
                                                                        Fees
--------------------------------------------------------------------------------
Institutional .....................................................    $  330
Investor A ........................................................    $2,152
Investor B ........................................................    $1,204
Investor C ........................................................    $1,323
Class R ...........................................................    $  157
--------------------------------------------------------------------------------

PFPC Inc., an indirect, wholly owned subsidiary of PNC and an affiliate of the Administrator, is the Fund's transfer agent.

Certain officers and/or directors of the Fund are officers and/or directors of BlackRock, Inc. or its affiliates.

3. Capital Share Transactions:

Net decrease in net assets derived from capital share transactions was $6,392,855 and $10,473,381 for the years ended September 30, 2007 and September 30, 2006, respectively.


14       BLACKROCK GLOBAL FINANCIAL SERVICES FUND, INC.       SEPTEMBER 30, 2007

                                  BlackRock Global Financial Services Fund, Inc.

Transactions in capital shares for each class were as follows:

-------------------------------------------------------------------------------
Institutional Shares for the Year                                      Dollar
Ended September 30, 2007                                Shares         Amount
-------------------------------------------------------------------------------
Shares sold ....................................       283,669     $  4,712,330
Shares issued to shareholders in reinvestment of
  dividends and distributions ..................        50,016          828,755
                                                    ---------------------------
Total issued ...................................       333,685        5,541,085
Shares redeemed ................................      (483,819)      (8,031,720)
                                                    ---------------------------
Net decrease ...................................      (150,134)    $ (2,490,635)
                                                    ===========================

-------------------------------------------------------------------------------
Institutional Shares for the Year                                      Dollar
Ended September 30, 2006                                Shares         Amount
-------------------------------------------------------------------------------
Shares sold ....................................       811,951     $ 13,597,704
Shares issued to shareholders in reinvestment of
  dividends and distributions ..................        89,283        1,413,354
                                                    ---------------------------
Total issued ...................................       901,234       15,011,058
Shares redeemed ................................    (2,974,979)     (45,917,547)
                                                    ---------------------------
Net decrease ...................................    (2,073,745)    $(30,906,489)
                                                    ===========================

-------------------------------------------------------------------------------
Investor A Shares for the Year                                         Dollar
Ended September 30, 2007                                Shares         Amount
-------------------------------------------------------------------------------
Shares sold ....................................       811,607     $ 13,332,012
Shares issued to shareholders in reinvestment of
  dividends and distributions ..................        70,448        1,161,692
                                                    ---------------------------
Total issued ...................................       882,055       14,493,704
Shares redeemed ................................      (794,059)     (13,109,942)
                                                    ---------------------------
Net increase ...................................        87,996     $  1,383,762
                                                    ===========================

-------------------------------------------------------------------------------
Investor A Shares for the Year                                         Dollar
Ended September 30, 2006                                Shares         Amount
-------------------------------------------------------------------------------
Shares sold ....................................     1,208,511     $ 19,950,103
Automatic conversion of shares .................        76,691        1,265,767
Shares issued to shareholders in reinvestment of
  dividends and distributions ..................       104,496        1,645,815
                                                    ---------------------------
Total issued ...................................     1,389,698       22,861,685
Shares redeemed ................................      (517,621)      (8,241,866)
                                                    ---------------------------
Net increase ...................................       872,077     $ 14,619,819
                                                    ===========================

-------------------------------------------------------------------------------
Investor B Shares for the Year                                         Dollar
Ended September 30, 2007                                Shares         Amount
-------------------------------------------------------------------------------
Shares sold ....................................       149,244     $  2,420,721
Shares issued to shareholders in reinvestment of
  dividends and distributions ..................        68,311        1,111,411
                                                    ---------------------------
Total issued ...................................       217,555        3,532,132
Shares redeemed ................................      (598,252)      (9,714,361)
                                                    ---------------------------
Net decrease ...................................      (380,697)    $ (6,182,229)
                                                    ===========================

-------------------------------------------------------------------------------
Investor B Shares for the Year                                         Dollar
Ended September 30, 2006                                Shares         Amount
-------------------------------------------------------------------------------
Shares sold ....................................       270,523     $  4,392,282
Shares issued to shareholders in reinvestment of
  dividends and distributions ..................       197,570        3,072,220
                                                    ---------------------------
Total issued ...................................       468,093        7,464,502
                                                    ---------------------------
Automatic conversion of shares .................       (77,928)      (1,265,767)
Shares redeemed ................................      (676,273)     (10,785,532)
                                                    ---------------------------
Total redeemed .................................      (754,201)     (12,051,299)
                                                    ---------------------------
Net decrease ...................................      (286,108)    $ (4,586,797)
                                                    ===========================

-------------------------------------------------------------------------------
Investor C Shares for the Year                                         Dollar
Ended September 30, 2007                                Shares         Amount
-------------------------------------------------------------------------------
Shares sold ....................................       504,395     $  8,083,175
Shares issued to shareholders in reinvestment of
  dividends and distributions ..................        60,728          981,357
                                                    ---------------------------
Total issued ...................................       565,123        9,064,532
Shares redeemed ................................      (717,194)     (11,576,636)
                                                    ---------------------------
Net decrease ...................................      (152,071)    $ (2,512,104)
                                                    ===========================

-------------------------------------------------------------------------------
Investor C Shares for the Year                                         Dollar
Ended September 30, 2006                                Shares         Amount
-------------------------------------------------------------------------------
Shares sold ....................................       731,517     $ 11,953,322
Shares issued to shareholders in reinvestment of
  dividends and distributions ..................       112,742        1,742,999
                                                    ---------------------------
Total issued ...................................       844,259       13,696,321
Shares redeemed ................................      (423,568)      (6,645,669)
                                                    ---------------------------
Net increase ...................................       420,691     $  7,050,652
                                                    ===========================

-------------------------------------------------------------------------------
Class R Shares for the Year                                            Dollar
Ended September 30, 2007                                Shares         Amount
-------------------------------------------------------------------------------
Shares sold ....................................       408,902     $  6,625,640
Shares issued to shareholders in reinvestment of
  dividends and distributions ..................        21,019          340,088
                                                    ---------------------------
Total issued ...................................       429,921        6,965,728
Shares redeemed ................................      (219,414)      (3,557,377)
                                                    ---------------------------
Net increase ...................................       210,507     $  3,408,351
                                                    ===========================

-------------------------------------------------------------------------------
Class R Shares for the Year                                            Dollar
Ended September 30, 2006                                Shares         Amount
-------------------------------------------------------------------------------
Shares sold ....................................       333,121     $  5,348,447
Shares issued to shareholders in reinvestment of
  dividends and distributions ..................        17,173          266,186
                                                    ---------------------------
Total issued ...................................       350,294        5,614,633
Shares redeemed ................................      (142,390)      (2,265,199)
                                                    ---------------------------
Net increase ...................................       207,904     $  3,349,434
                                                    ===========================


 BLACKROCK GLOBAL FINANCIAL SERVICES FUND, INC.       SEPTEMBER 30, 2007      15

Notes to Financial Statements (concluded)
                                  BlackRock Global Financial Services Fund, Inc.

The Fund charges a 2% redemption fee on the proceeds (calculated at market value) of a redemption (either by sale or exchange) of Fund shares made within 30 days of purchase or exchange. The redemption fee is paid to the Fund and is intended to offset the trading costs, market impact and other costs associated with short-term trading into and out of the Fund.

4. Distributions to Shareholders:

The tax character of distributions paid during the fiscal years ended September 30, 2007 and September 30, 2006 was as follows:

-------------------------------------------------------------------------------
                                                      9/30/2007       9/30/2006
-------------------------------------------------------------------------------
Distributions paid from:
  Ordinary income ..............................    $ 2,168,985     $ 5,652,659
  Net long-term capital gains ..................      2,766,405       8,221,423
                                                    ---------------------------
Total taxable distributions ....................    $ 4,935,390     $13,874,082
                                                    ===========================

As of September 30, 2007, the components of accumulated earnings on a tax basis were as follows:

-------------------------------------------------------------------------------
Undistributed ordinary income -- net ...........................    $ 5,916,467
Undistributed long-term capital gains -- net ...................     14,565,957
                                                                    -----------
Total undistributed earnings -- net ............................     20,482,424
Capital loss carryforward ......................................             --
Unrealized gains -- net ........................................     13,499,465*
                                                                    -----------
Total accumulated earnings -- net ..............................    $33,981,889
                                                                    ===========

* The difference between book-basis and tax-basis net unrealized gains is attributable primarily to the tax deferral of losses on wash sales and the realization for tax purposes of unrealized gains (losses) on certain forward foreign currency contracts.


16       BLACKROCK GLOBAL FINANCIAL SERVICES FUND, INC.       SEPTEMBER 30, 2007

Report of Independent Registered Public Accounting Firm
                                  BlackRock Global Financial Services Fund, Inc.

To the Shareholders and Board of Directors of BlackRock Global Financial Services Fund, Inc.:

We have audited the accompanying statement of assets and liabilities of BlackRock Global Financial Services Fund, Inc. (the "Fund") as of September 30, 2007, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of BlackRock Global Financial Services Fund, Inc. as of September 30, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Princeton, New Jersey
November 28, 2007

Important Tax Information (Unaudited)

The following information is provided with respect to the ordinary income distributions paid by BlackRock Global Financial Services Fund, Inc. to shareholders of record on December 14, 2006:

---------------------------------------------------------------------------------------------
Qualified Dividend Income for Individuals* .......................................      79.08%
Dividends Qualifying for the Dividends Received Deduction for Corporations* ......      18.84%
Short-Term Capital Gain Dividends for Non-U.S. Residents Per Share ...............   $.016158**
---------------------------------------------------------------------------------------------

* The Fund hereby designates the percentage indicated above or the maximum amount allowable by law.
** Represents the portion of the taxable ordinary income dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations.

Additionally, the Fund distributed long-term capital gains of $.475044 per share to shareholders of record on December 14, 2006.


 BLACKROCK GLOBAL FINANCIAL SERVICES FUND, INC.       SEPTEMBER 30, 2007      17

Portfolio Information                        Global Financial Services Portfolio

As of September 30, 2007

                                                                      Percent of
Ten Largest Equity Holdings                                           Net Assets
================================================================================
American International Group, Inc. .................................     4.4%
Bank of America Corp. ..............................................     4.4
Citigroup, Inc. ....................................................     4.2
JPMorgan Chase & Co. ...............................................     3.8
HSBC Holdings Plc ..................................................     3.2
Wachovia Corp. .....................................................     3.1
AXA SA .............................................................     2.8
Banco Santander SA .................................................     2.7
ACE Ltd. ...........................................................     2.6
UniCredito Italiano SpA ............................................     2.5
--------------------------------------------------------------------------------

Industries Represented in                                             Percent of
the Portfolio                                                        Net Assets*
================================================================================
Commercial Banks ...................................................    35.2%
Insurance ..........................................................    23.5
Diversified Financial Services .....................................    15.7
Capital Markets ....................................................    13.5
Real Estate Management & Development ...............................     4.5
Thrifts & Mortgage Finance .........................................     2.0
Consumer Finance ...................................................     1.5
--------------------------------------------------------------------------------
*     Total may not equal 100%.

      For Portfolio compliance purposes, the Portfolio's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for the purposes of this report, which may combine industry sub-classifications for reporting ease.

Geographic Allocation                                                 Percent of
by Country                                                 Long-Term Investments
================================================================================
United States ......................................................    39.8%
United Kingdom .....................................................     7.7
South Korea ........................................................     7.2
Japan ..............................................................     5.2
France .............................................................     5.2
Switzerland ........................................................     3.9
Spain ..............................................................     2.8
Germany ............................................................     2.8
Cayman Islands .....................................................     2.7
Italy ..............................................................     2.6
Hong Kong ..........................................................     2.4
China ..............................................................     2.4
Indonesia ..........................................................     2.3
India ..............................................................     2.0
Netherlands ........................................................     1.5
Bermuda ............................................................     1.3
Malaysia ...........................................................     1.1
Austria ............................................................     1.0
Denmark ............................................................     1.0
Taiwan .............................................................     1.0
Ireland ............................................................     0.9
Turkey .............................................................     0.9
Belgium ............................................................     0.7
Singapore ..........................................................     0.6
Egypt ..............................................................     0.5
Thailand ...........................................................     0.5
--------------------------------------------------------------------------------


18       BLACKROCK GLOBAL FINANCIAL SERVICES FUND, INC.       SEPTEMBER 30, 2007

Schedule of Investments as of September 30, 2007
                           Global Financial Services Portfolio (in U.S. dollars)

                                                        Shares
Common Stocks                                             Held         Value
===============================================================================
Europe
-------------------------------------------------------------------------------
Austria -- 1.0%
Commercial Banks -- 1.0%
Erste Bank der Oesterreichischen Sparkassen AG          12,500      $   952,709
-------------------------------------------------------------------------------
Total Common Stocks in Austria                                          952,709
===============================================================================
Belgium -- 0.7%
Commercial Banks -- 0.3%
KBC Bancassurance Holding                                1,800          247,635
-------------------------------------------------------------------------------
Diversified Financial Services -- 0.4%
Fortis                                                  13,600          400,462
-------------------------------------------------------------------------------
Total Common Stocks in Belgium                                          648,097
===============================================================================
Denmark -- 1.0%
Commercial Banks -- 1.0%
Danske Bank A/S                                         23,100          937,848
-------------------------------------------------------------------------------
Total Common Stocks in Denmark                                          937,848
===============================================================================
France -- 5.0%
Commercial Banks -- 2.2%
BNP Paribas SA                                          19,200        2,100,997
-------------------------------------------------------------------------------
Insurance -- 2.8%
AXA SA                                                  59,600        2,666,868
-------------------------------------------------------------------------------
Total Common Stocks in France                                         4,767,865
===============================================================================
Germany -- 2.6%
Insurance -- 2.6%
Allianz AG Registered Shares                             6,200        1,448,573
Hannover Rueckversicherungs AG Registered Shares        20,900        1,060,363
-------------------------------------------------------------------------------
Total Common Stocks in Germany                                        2,508,936
===============================================================================
Ireland -- 0.9%
Commercial Banks -- 0.9%
Allied Irish Banks Plc                                  35,500          855,447
-------------------------------------------------------------------------------
Total Common Stocks in Ireland                                          855,447
===============================================================================
Italy -- 2.5%
Commercial Banks -- 2.5%
UniCredito Italiano SpA                                276,600        2,366,496
-------------------------------------------------------------------------------
Total Common Stocks in Italy                                          2,366,496
===============================================================================
Netherlands -- 1.4%
Diversified Financial Services -- 1.4%
ING Groep NV CVA                                        29,900        1,327,250
-------------------------------------------------------------------------------
Total Common Stocks in the Netherlands                                1,327,250
===============================================================================
Spain -- 2.7%
Commercial Banks -- 2.7%
Banco Santander SA                                     131,200        2,549,952
-------------------------------------------------------------------------------
Total Common Stocks in Spain                                          2,549,952
===============================================================================
Switzerland -- 3.7%
Capital Markets -- 3.7%
Julius Baer Holding AG Class B                          17,300        1,293,507
UBS AG                                                  41,700        2,242,147
-------------------------------------------------------------------------------
Total Common Stocks in Switzerland                                    3,535,654
===============================================================================
Turkey -- 0.8%
Commercial Banks -- 0.8%
Akbank T.A.S.                                          102,483          781,146
-------------------------------------------------------------------------------
Total Common Stocks in Turkey                                           781,146
===============================================================================
United Kingdom -- 7.4%
Commercial Banks -- 7.4%
Barclays Plc                                           118,600        1,445,010
HSBC Holdings Plc                                      163,500        3,025,734
Lloyds TSB Group Plc                                    90,200        1,001,176
Standard Chartered Plc                                  47,900        1,568,050
-------------------------------------------------------------------------------
Total Common Stocks in the United Kingdom                             7,039,970
===============================================================================
Total Common Stocks in Europe -- 29.7%                               28,271,370
===============================================================================

===============================================================================
Middle East
-------------------------------------------------------------------------------
Egypt -- 0.5%
Commercial Banks -- 0.5%
Commercial International Bank                           31,800          438,171
-------------------------------------------------------------------------------
Total Common Stocks in the Middle East -- 0.5%                          438,171
===============================================================================

===============================================================================
North America
-------------------------------------------------------------------------------
Bermuda -- 1.3%
Insurance -- 1.3%
RenaissanceRe Holdings Ltd.                             18,700        1,223,167
-------------------------------------------------------------------------------
Total Common Stocks in Bermuda                                        1,223,167
===============================================================================
Cayman Islands -- 2.6%
Insurance -- 2.6%
ACE Ltd.                                                40,600        2,459,142
-------------------------------------------------------------------------------
Total Common Stocks in the Cayman Islands                             2,459,142
===============================================================================
United States -- 38.1%
Capital Markets -- 8.9%
Affiliated Managers Group, Inc. (a)                     13,700        1,746,887
The Bank of New York Mellon Corp.                       49,000        2,162,860
Franklin Resources, Inc.                                 8,200        1,045,500
The Goldman Sachs Group, Inc.                           10,700        2,319,118
Lehman Brothers Holdings, Inc.                          19,500        1,203,735
                                                                    -----------
                                                                      8,478,100
-------------------------------------------------------------------------------
Commercial Banks -- 3.1%
Wachovia Corp.                                          58,756        2,946,613
-------------------------------------------------------------------------------
Consumer Finance -- 1.5%
American Express Co. (b)                                24,365        1,446,550
-------------------------------------------------------------------------------
Diversified Financial Services -- 12.4%
Bank of America Corp.                                   82,968        4,170,801
Citigroup, Inc.                                         85,919        4,009,840
JPMorgan Chase & Co.                                    79,875        3,659,873
                                                                    -----------
                                                                     11,840,514
-------------------------------------------------------------------------------


 BLACKROCK GLOBAL FINANCIAL SERVICES FUND, INC.       SEPTEMBER 30, 2007      19

                          Global Financial Services Portfolio  (in U.S. dollars)

                                                        Shares
Common Stocks                                             Held         Value
===============================================================================
North America (concluded)
-------------------------------------------------------------------------------
United States (concluded)
Insurance -- 10.2%
American International Group, Inc.                      61,932      $ 4,189,700
Hartford Financial Services Group, Inc.                 19,111        1,768,723
MetLife, Inc.                                           18,900        1,317,897
Prudential Financial, Inc.                              14,624        1,427,010
The Travelers Cos., Inc.                                19,800          996,732
                                                                    -----------
                                                                      9,700,062
-------------------------------------------------------------------------------
Thrifts & Mortgage Finance -- 2.0%
Fannie Mae                                              31,600        1,921,596
-------------------------------------------------------------------------------
Total Common Stocks in the United States                             36,333,435
-------------------------------------------------------------------------------
Total Common Stocks in North America -- 42.0%                        40,015,744
===============================================================================

===============================================================================
Pacific Basin/Asia
-------------------------------------------------------------------------------
China -- 2.3%
Commercial Banks -- 1.0%
China Citic Bank (a)                                   280,000          217,550
China Merchants Bank Co. Ltd.                          166,200          730,105
                                                                    -----------
                                                                        947,655
-------------------------------------------------------------------------------
Real Estate Management &
Development -- 1.3%
Guangzhou R&F Properties Co. Ltd.                      260,600        1,230,281
-------------------------------------------------------------------------------
Total Common Stocks in China                                          2,177,936
===============================================================================
Hong Kong -- 2.3%
Commercial Banks -- 0.4%
Industrial & Commercial Bank of China                  480,000          336,513
-------------------------------------------------------------------------------
Real Estate Management &
Development -- 1.9%
China Resources Land Ltd.                              526,000        1,096,136
Hopson Development Holdings Ltd.                       228,300          760,623
                                                                    -----------
                                                                      1,856,759
-------------------------------------------------------------------------------
Total Common Stocks in Hong Kong                                      2,193,272
===============================================================================
India -- 1.9%
Commercial Banks -- 0.8%
ICICI Bank Ltd.                                         29,400          783,852
-------------------------------------------------------------------------------
Diversified Financial Services -- 1.1%
Infrastructure Development
  Finance Co. Ltd.                                     298,700        1,057,322
-------------------------------------------------------------------------------
Total Common Stocks in India                                          1,841,174
===============================================================================
Indonesia -- 2.2%
Commercial Banks -- 2.2%
Bank Central Asia Tbk PT                             1,109,400          746,070
Bank Danamon Indonesia Tbk PT                          603,700          557,820
Bank Mandiri Persero Tbk PT                          2,146,300          827,305
-------------------------------------------------------------------------------
Total Common Stocks in Indonesia                                      2,131,195
===============================================================================
Japan -- 5.0%
Capital Markets -- 0.9%
Nomura Holdings, Inc.                                   50,200          841,729
-------------------------------------------------------------------------------
Commercial Banks -- 2.8%
Mitsubishi UFJ Financial Group, Inc.                       120        1,055,152
Sumitomo Mitsui Financial Group, Inc.                      210        1,636,269
                                                                    -----------
                                                                      2,691,421
-------------------------------------------------------------------------------
Real Estate Management &
Development -- 1.3%
Sumitomo Real Estate Sales                              16,000        1,242,502
-------------------------------------------------------------------------------
Total Common Stocks in Japan                                          4,775,652
===============================================================================
Malaysia -- 1.0%
Commercial Banks -- 0.7%
Public Bank BHD                                        231,400          675,695
-------------------------------------------------------------------------------
Diversified Financial Services -- 0.3%
AMMB Holdings BHD                                      226,800          288,866
-------------------------------------------------------------------------------
Total Common Stocks in Malaysia                                         964,561
===============================================================================
Singapore -- 0.6%
Commercial Banks -- 0.6%
United Overseas Bank Ltd.                               39,200          583,184
-------------------------------------------------------------------------------
Total Common Stocks in Singapore                                        583,184
===============================================================================
South Korea -- 6.9%
Commercial Banks -- 3.4%
Daegu Bank                                              60,000        1,111,233
Kookmin Bank                                            12,200        1,015,778
Shinhan Financial Group Co. Ltd.                        16,400        1,071,591
                                                                    -----------
                                                                      3,198,602
-------------------------------------------------------------------------------
Insurance -- 3.5%
Dongbu Insurance Co., Ltd.                              25,300        1,061,538
Korean Reinsurance Co.                                  78,721        1,113,895
Meritz Fire & Marine Insurance Co. Ltd.                105,977        1,156,808
                                                                    -----------
                                                                      3,332,241
-------------------------------------------------------------------------------
Total Common Stocks in South Korea                                    6,530,843
===============================================================================
Taiwan -- 1.0%
Commercial Banks -- 0.5%
SinoPac Financial Holdings Co., Ltd.                   951,000          442,936
-------------------------------------------------------------------------------
Insurance -- 0.5%
Cathay Financial Holding Co., Ltd.                     195,000          461,284
-------------------------------------------------------------------------------
Total Common Stocks in Taiwan                                           904,220
===============================================================================


20       BLACKROCK GLOBAL FINANCIAL SERVICES FUND, INC.       SEPTEMBER 30, 2007

Schedule of Investments (concluded)
                          Global Financial Services Portfolio  (in U.S. dollars)

                                                        Shares
Common Stocks                                             Held         Value
===============================================================================
Pacific Basin/Asia (concluded)
-------------------------------------------------------------------------------
Thailand -- 0.4%
Commercial Banks -- 0.4%
Bangkok Bank PCL Foreign Shares                        124,700      $   418,395
-------------------------------------------------------------------------------
Total Common Stocks in Thailand                                         418,395
-------------------------------------------------------------------------------
Total Common Stocks in the
Pacific Basin/Asia -- 23.6%                                          22,520,432
-------------------------------------------------------------------------------
Total Investments in Common Stocks
(Cost -- $77,169,949) -- 95.8%                                       91,245,717
===============================================================================

===============================================================================
Rights (a)
-------------------------------------------------------------------------------
Belgium -- 0.1%
Diversified Financial Services -- 0.1%
Fortis (f)                                              13,600           72,141
-------------------------------------------------------------------------------
Total Investments in Rights (Cost -- $38,815) -- 0.1%                    72,141
===============================================================================

===============================================================================
                                                    Beneficial
Short-Term Securities                                 Interest         Value
===============================================================================
BlackRock Liquidity Series, LLC Cash Sweep
  Series, 5.22% (c)(d)                              $4,568,364      $ 4,568,364
BlackRock Liquidity Series, LLC Money Market
  Series, 5.26% (c)(d)(e)                            1,274,900        1,274,900
-------------------------------------------------------------------------------
Total Short-Term Securities
(Cost -- $5,843,264) -- 6.1%                                          5,843,264
===============================================================================

===============================================================================
                                                     Number of
Call Options Purchased                               Contracts
-------------------------------------------------------------------------------

United States -- 0.7%
The Bear Stearns Cos., Inc., expiring
  January 2008 at $100                                     235          632,150
-------------------------------------------------------------------------------
Total Call Options Purchased
(Premiums Paid -- $859,969) -- 0.7%                                     632,150
===============================================================================
Total Investments (Cost -- $83,911,997*) -- 102.7%                   97,793,272

Liabilities in Excess of Other Assets -- (2.7%)                      (2,587,535)
                                                                    -----------
Net Assets -- 100.0%                                                $95,205,737
                                                                    ===========

* The cost and unrealized appreciation (depreciation) of investments as of September 30, 2007, as computed for federal income tax purposes, were as follows:

      Aggregate cost ..........................................    $ 84,267,373
                                                                   ============
      Gross unrealized appreciation ...........................    $ 16,209,741
      Gross unrealized depreciation ...........................      (2,683,842)
                                                                   ------------
      Net unrealized appreciation .............................    $ 13,525,899
                                                                   ============

(a)   Non-income producing security.
(b)   Security, or a portion of security, is on loan.
(c) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      --------------------------------------------------------------------------
                                                             Net        Interest
      Affiliate                                           Activity       Income
      --------------------------------------------------------------------------
      BlackRock Liquidity Series, LLC
        Cash Sweep Series                               $ 2,799,803     $174,222
      BlackRock Liquidity Series, LLC
        Money Market Series                             $(4,421,400)    $ 10,906
      --------------------------------------------------------------------------

(d)   Represents the current yield as of September 30, 2007.
(e)   Security was purchased with the cash proceeds from securities loans.
(f)   The rights may be exercised until October 9, 2007.
o For Portfolio compliance purposes, the Portfolio's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets. These industry classifications are unaudited.

      See Notes to Financial Statements.


 BLACKROCK GLOBAL FINANCIAL SERVICES FUND, INC.       SEPTEMBER 30, 2007      21

Statement of Assets and Liabilities          Global Financial Services Portfolio

As of September 30, 2007
===================================================================================================================================
Assets
-----------------------------------------------------------------------------------------------------------------------------------
Investments in unaffiliated securities, at value (including securities loaned of $1,240,833)
  (identified cost -- $77,208,764) .............................................................                      $  91,317,858
Investments in affiliated securities, at value (identified cost -- $5,843,264) .................                          5,843,264
Options purchased, at value (premiums paid -- $859,969) ........................................                            632,150
Foreign cash (cost -- $283,098) ................................................................                            286,222
Receivables:
    Contributions ..............................................................................    $   1,167,232
    Dividends ..................................................................................          207,229
    Securities lending .........................................................................               58         1,374,519
                                                                                                    -------------
Prepaid expenses and other assets ..............................................................                              2,693
                                                                                                                      -------------
Total assets ...................................................................................                         99,456,706
                                                                                                                      -------------
===================================================================================================================================
Liabilities
-----------------------------------------------------------------------------------------------------------------------------------
Collateral on securities loaned, at value ......................................................                          1,274,900
Deferred capital gain tax ......................................................................                             27,994
Payables:
    Securities purchased .......................................................................        2,040,040
    Withdrawals ................................................................................          833,757
    Investment adviser .........................................................................           27,650
    Other affiliates ...........................................................................              401         2,901,848
                                                                                                    -------------
Accrued expenses and other liabilities .........................................................                             46,227
                                                                                                                      -------------
Total liabilities ..............................................................................                          4,250,969
                                                                                                                      -------------
===================================================================================================================================
Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
Net Assets .....................................................................................                      $  95,205,737
                                                                                                                      =============
===================================================================================================================================
Net Assets Consist of
-----------------------------------------------------------------------------------------------------------------------------------
Investor's capital .............................................................................                      $  81,344,656
Unrealized appreciation -- net .................................................................                         13,861,081
                                                                                                                      -------------
Net assets .....................................................................................                      $  95,205,737
                                                                                                                      =============

      See Notes to Financial Statements.


22       BLACKROCK GLOBAL FINANCIAL SERVICES FUND, INC.       SEPTEMBER 30, 2007

Statement of Operations                      Global Financial Services Portfolio

For the Year Ended September 30, 2007
===================================================================================================================================
Investment Income
-----------------------------------------------------------------------------------------------------------------------------------
Dividends (net of $124,903 foreign withholding tax) ............................................                      $   2,299,747
Interest from affiliates .......................................................................                            174,222
Securities lending -- net ......................................................................                             10,906
                                                                                                                      -------------
Total income ...................................................................................                          2,484,875
                                                                                                                      -------------
===================================================================================================================================
Expenses
-----------------------------------------------------------------------------------------------------------------------------------
Investment advisory fees .......................................................................    $     382,475
Custodian fees .................................................................................          104,745
Accounting services ............................................................................           93,499
Trustees' fees and expenses ....................................................................           39,908
Professional fees ..............................................................................           35,517
Printing and shareholder reports ...............................................................            8,442
Pricing fees ...................................................................................            5,065
Other ..........................................................................................           11,900
                                                                                                    -------------
Total expenses .................................................................................                            681,551
                                                                                                                      -------------
Investment income -- net .......................................................................                          1,803,324
                                                                                                                      -------------
===================================================================================================================================
Realized & Unrealized Gain (Loss) -- Net
-----------------------------------------------------------------------------------------------------------------------------------
Realized gain (loss) on:
    Investments -- net .........................................................................       22,323,721
    Foreign currency transactions -- net .......................................................          (29,318)       22,294,403
                                                                                                    -------------
Change in unrealized appreciation/depreciation on:
    Investments (including $27,994 from deferred capital gain tax) -- net ......................      (12,915,538)
    Foreign currency transactions -- net .......................................................            8,543       (12,906,995)
                                                                                                    -------------------------------
Total realized and unrealized gain -- net ......................................................                          9,387,408
                                                                                                                      -------------
Net Increase in Net Assets Resulting from Operations ...........................................                      $  11,190,732
                                                                                                                      =============

      See Notes to Financial Statements.


 BLACKROCK GLOBAL FINANCIAL SERVICES FUND, INC.       SEPTEMBER 30, 2007      23

Statements of Changes in Net Assets          Global Financial Services Portfolio

                                                                                                           For the Year Ended
                                                                                                              September 30,
                                                                                                    -------------------------------
Increase (Decrease) in Net Assets:                                                                       2007              2006
===================================================================================================================================
Operations
-----------------------------------------------------------------------------------------------------------------------------------
Investment income -- net .......................................................................    $   1,803,324     $   4,610,582
Realized gain -- net ...........................................................................       22,294,403         3,978,060
Change in unrealized appreciation/depreciation -- net ..........................................      (12,906,995)        5,772,820
                                                                                                    -------------------------------
Net increase in net assets resulting from operations ...........................................       11,190,732        14,361,462
                                                                                                    -------------------------------
===================================================================================================================================
Capital Transactions
-----------------------------------------------------------------------------------------------------------------------------------
Proceeds from contributions ....................................................................       35,173,878        55,241,858
Fair value of withdrawals ......................................................................      (47,759,892)      (80,955,336)
                                                                                                    -------------------------------
Net decrease in net assets derived from capital transactions ...................................      (12,586,014)      (25,713,478)
                                                                                                    -------------------------------
===================================================================================================================================
Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
Total decrease in net assets ...................................................................       (1,395,282)      (11,352,016)
Beginning of year ..............................................................................       96,601,019       107,953,035
                                                                                                    -------------------------------
End of year ....................................................................................    $  95,205,737     $  96,601,019
                                                                                                    ===============================

      See Notes to Financial Statements.


24       BLACKROCK GLOBAL FINANCIAL SERVICES FUND, INC.       SEPTEMBER 30, 2007

Financial Highlights                         Global Financial Services Portfolio

                                                                              For the Year Ended September 30,
The following ratios have been derived from             ---------------------------------------------------------------------------
information provided in the financial statements.           2007            2006            2005            2004           2003
===================================================================================================================================
Total Investment Return
-----------------------------------------------------------------------------------------------------------------------------------
Total investment return ............................          11.91%          16.07%          28.02%          25.86%          40.92%
                                                        ===========================================================================
===================================================================================================================================
Ratios to Average Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
Expenses ...........................................            .71%            .66%            .70%            .78%            .76%
                                                        ===========================================================================
Investment income -- net ...........................           1.89%           3.62%           3.05%           2.23%           1.64%
                                                        ===========================================================================
===================================================================================================================================
Supplemental Data
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of year (in thousands) .............    $    95,206     $    96,601     $   107,953     $    70,762     $    70,172
                                                        ===========================================================================
Portfolio turnover .................................             55%             79%             80%            115%            206%
                                                        ===========================================================================

      See Notes to Financial Statements.


 BLACKROCK GLOBAL FINANCIAL SERVICES FUND, INC.       SEPTEMBER 30, 2007      25

Notes to Financial Statements                Global Financial Services Portfolio

1. Significant Accounting Policies:

Global Financial Services Portfolio (the "Portfolio") is part of Global Financial Services Master LLC (the "Master LLC"). The Master LLC is registered under the Investment Company Act of 1940, as amended, and is organized as a Delaware limited liability company. Prior to June 15, 2007, the Master LLC was organized as a Delaware statutory trust (the "Trust"). The Limited Liability Company Agreement (the "LLC Agreement") permits the Directors (and prior to June 15, 2007, the Declaration of Trust permitted the Trustees) to issue nontransferable interests in the Master LLC/Trust, subject to certain limitations. Throughout this report the Trust and the Master LLC are referred to as the Master LLC and the Board of Directors and the Board of Trustees are referred to as the Board of Directors. The Portfolio's financial statements are prepared in conformity with U.S. generally accepted accounting principles, which may require the use of management accruals and estimates. Actual results may differ from these estimates. The following is a summary of significant accounting policies followed by the Portfolio.

(a) Valuation of investments -- Equity securities held by the Portfolio that are traded on stock exchanges or the NASDAQ Global Market are valued at the last sale price or official close price on the exchange, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price for long positions and at the last available asked price for short positions. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by or under the authority of the Board of Directors. Long positions traded in the over-the-counter ("OTC") market, NASDAQ Capital Market or Bulletin Board are valued at the last available bid price or yield equivalent obtained from one or more dealers or pricing services approved by the Board of Directors. Short positions traded in the OTC market are valued at the last available asked price. Portfolio securities that are traded both in the OTC market and on a stock exchange are valued according to the broadest and most representative market.

Effective September 4, 2007, exchange-traded options written or purchased are valued at the mean price and previously were valued at the last sale price of exchange-traded options. Options traded in the OTC market are valued at the last asked price (options written) or the last bid price (options purchased). Swap agreements are valued based upon quoted fair valuations received daily by the Portfolio from a pricing service or counterparty. Financial futures contracts and options thereon, which are traded on exchanges, are valued at their last sale price as of the close of such exchanges. Valuation of short-term investment vehicles is generally based on the net asset value of the underlying investment vehicle or amortized cost.

Repurchase agreements are valued at cost plus accrued interest. The Portfolio employs pricing services to provide certain securities prices for the Portfolio. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors, including valuations furnished by the pricing services retained by the Portfolio, which may use a matrix system for valuations. The procedures of a pricing service and its valuations are reviewed by the officers of the Portfolio under the general supervision of the Board of Directors. Such valuations and procedures will be reviewed periodically by the Board of Directors.

Generally, trading in foreign securities, as well as U.S. government securities, money market instruments and certain fixed income securities, is substantially completed each day at various times prior to the close of business on the New York Stock Exchange ("NYSE"). The values of such securities used in computing the net assets of the Portfolio are determined as of such times. Foreign currency exchange rates will generally be determined as of the close of business on the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of business on the NYSE that may not be reflected in the computation of the Portfolio's net assets. If events (for example, a company announcement, market volatility or a natural disaster) occur during such periods that are expected to materially affect the value of such securities, those securities will be valued at their fair value as determined in good faith by the Board of Directors or by BlackRock Advisors, LLC (the "Manager"), an indirect, wholly owned subsidiary of BlackRock, Inc., using a pricing service and/or procedures approved by the Board of Directors.

(b) Derivative financial instruments -- The Portfolio may engage in various portfolio investment strategies, both to increase the return of the Portfolio, and to hedge, or protect, its exposure to interest rate movements and movements in the securities markets. Losses may arise due to an unfavorable change in the price of the underlying security or index of if the counterparty does not perform under the contract. The counterparty for certain instruments may pledge cash or securities as collateral.

o Financial futures contracts -- The Portfolio may purchase or sell financial futures contracts and options on such financial futures contracts. Financial futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Portfolio deposits, and maintains as collateral, such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Portfolio as unrealized gains or losses. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

o Options -- The Portfolio may purchase and write call and put options. When Portfolio writes an option, an amount equal to the premium received by the Portfolio is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related


26       BLACKROCK GLOBAL FINANCIAL SERVICES FUND, INC.       SEPTEMBER 30, 2007

Notes to Financial Statements (continued)    Global Financial Services Portfolio

      premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Portfolio enters into a closing transaction), the Portfolio realizes a gain or loss on the option to the extent of the premiums received or paid (or a gain or loss to the extent that the cost of the closing transaction exceeds the premium paid or received).

      Written and purchased options are non-income producing investments.

o Forward foreign exchange contracts -- The Portfolio may enter into forward foreign exchange contracts as a hedge against either specific transactions or portfolio positions. The contract is marked-to-market daily and the change in market value is recorded by the Portfolio as an unrealized gain or loss. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed.

o Foreign currency options and futures -- The Portfolio may also purchase or sell listed or OTC foreign currency options, foreign currency futures and related options on foreign currency futures as a short or long hedge against possible variations in foreign exchange rates. Such transactions may be effected with respect to hedges on non-U.S. dollar-denominated securities owned by the Portfolio, sold by the Portfolio but not yet delivered, or committed or anticipated to be purchased by the Portfolio.

(c) Foreign currency transactions -- Transactions denominated in foreign currencies are recorded at the exchange rate prevailing when recognized. Assets and liabilities denominated in foreign currencies are valued at the exchange rate at the end of the period. Foreign currency transactions are the result of settling (realized) or valuing (unrealized) assets or liabilities expressed in foreign currencies into U.S. dollars. Realized and unrealized gains or losses from investments include the effects of foreign exchange rates on investments. The Portfolio invests in foreign securities, which may involve a number of risk factors and special considerations not present with investments in securities of U.S. corporations.

(d) Income taxes -- The Portfolio is considered as a "pass-through" entity for federal income tax purposes. As such, each investor in the Portfolio is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Portfolio. Therefore, no federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains at various rates. It is intended that the Portfolio's assets will be managed so an investor in the Portfolio can satisfy the requirements of Subchapter M of the Internal Revenue Code.

(e) Security transactions and investment income -- Security transactions are accounted for on the date the securities are purchased or sold (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the portfolio has determined the ex-dividend date. Interest income is recognized on the accrual basis.

(f) Securities lending -- The Portfolio may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Portfolio and any additional required collateral is delivered to the Portfolio on the next business day. Where the Portfolio receives securities as collateral for the loaned securities, it collects a fee from the borrower. The Portfolio typically receives the income on the loaned securities but does not receive the income on the collateral. Where the Portfolio receives cash collateral, it may invest such collateral and retain the amount earned on such investment, net of any amount rebated to the borrower. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within five business days. The Portfolio may pay reasonable finder's, lending agent, administrative and custodial fees in connection with its loans. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Portfolio could experience delays and costs in gaining access to the collateral. The Portfolio also could suffer a loss where the value of the collateral falls below the market value of the borrowed securities, in the event of borrower default or in the event of losses on investments made with cash collateral.

(g) Recent accounting pronouncements -- In July 2006, the Financial Accounting Standards Board ("FASB") issued Interpretation No. 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes -- an interpretation of FASB Statement No. 109." FIN 48 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity, including mutual funds, before being measured and recognized in the financial statements. Adoption of FIN 48 is required for the last net asset value calculation in the first required financial statement reporting period for fiscal years beginning after December 15, 2006. The impact on the Portfolio's financial statements, if any, is currently being assessed.

In September 2006, Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. At this time, management is evaluating the implications of FAS 157 and its impact on the Portfolio's financial statements, if any, has not been determined.


 BLACKROCK GLOBAL FINANCIAL SERVICES FUND, INC.       SEPTEMBER 30, 2007      27

Notes to Financial Statements (concluded)    Global Financial Services Portfolio

In addition, in February 2007, FASB issued "Statement of Financial Accounting Standards No. 159, The Fair Value Option for Financial Assets and Financial Liabilities" ("FAS 159"), which is effective for fiscal years beginning after November 15, 2007. Early adoption is permitted as of the beginning of a fiscal year that begins on or before November 15, 2007, provided the entity also elects to apply the provisions of FAS 157. FAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. FAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. At this time, management is evaluating the implications of FAS 159 and its impact on the Portfolio's financial statements, if any, has not been determined.

2. Investment Advisory Agreement and Transactions with Affiliates:

The Master LLC has entered into an Investment Advisory Agreement with the Manager. Merrill Lynch & Co., Inc. ("Merrill Lynch") and The PNC Financial Services Group, Inc. are the principal owners of BlackRock, Inc.

The Manager is responsible for the management of the Portfolio's investments and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Portfolio. For such services, the Portfolio pays a monthly fee at an annual rate of .40% of the average daily value of the Portfolio's net assets. In addition, the Manager has entered into sub-advisory agreements with BlackRock Investment Management, LLC ("BIM") and BlackRock Asset Management U.K. Limited, both affiliates of the Manager, under which the Manager pays each sub-adviser for services it provides a monthly fee at an annual rate that is a percentage of the management fee paid by the Portfolio to the Manager.

The Master LLC has received an exemptive order from the Securities and Exchange Commission permitting it to lend portfolio securities to Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a wholly owned subsidiary of Merrill Lynch, or its affiliates. As of September 30, 2007, the Master LLC lent securities with a value of $1,240,833 to MLPF&S or its affiliates. Pursuant to that order, the Portfolio has retained BIM as the securities lending agent for a fee based on a share of the returns on investment of cash collateral. BIM may, on behalf of the Portfolio, invest cash collateral received by the Portfolio for such loans, among other things, in a private investment company managed by the Manager or in registered money market funds advised by the Manager or its affiliates. For the year ended September 30, 2007, BIM received $4,324 in securities lending agent fees.

In addition, MLPF&S received $10,642 in commissions on the execution of portfolio security transactions for the Portfolio for the year ended September 30, 2007.

For the year ended September 30, 2007, the Portfolio reimbursed the Manager $1,683 for certain accounting services.

Certain officers and/or directors of the Master LLC are officers and/or directors of BlackRock, Inc. or its affiliates.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the year ended September 30, 2007 were $50,128,526 and $53,885,570, respectively.

4. Short-Term Borrowings:

The Portfolio, along with certain other funds managed by the Manager and its affiliates, is a party to a $500,000,000 credit agreement with a group of lenders, which expires November 2007. The Portfolio may borrow under the credit agreement to fund shareholder redemptions and for other lawful purposes other than for leverage. The Portfolio may borrow up to the maximum amount allowable under the Portfolio's current prospectus and statement of additional information, subject to various other legal, regulatory or contractual limits. The Portfolio pays a commitment fee of .06% per annum based on the Portfolio's pro rata share of the unused portion of the credit agreement. Amounts borrowed under the credit agreement bear interest at a rate equal to, at each fund's election, the federal funds rate plus .35% or a base rate as defined in the credit agreement. The Portfolio did not borrow under the credit agreement during the year ended September 30, 2007.

5. Commitments:

At September 30, 2007, the Portfolio had entered into foreign exchange contracts under which it had purchased various foreign currencies with approximate values of $1,496,000.


28       BLACKROCK GLOBAL FINANCIAL SERVICES FUND, INC.       SEPTEMBER 30, 2007

Report of Independent Registered Public Accounting Firm
                                            Global Financial Services Master LLC

To the Investor and Board of Directors of Global Financial Services Master LLC:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Global Financial Services Portfolio of Global Financial Services Master LLC (the "Master LLC") as of September 30, 2007, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Master LLC's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Master LLC is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Master LLC's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2007, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Global Financial Services Portfolio of Global Financial Services Master LLC as of September 30, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Princeton, New Jersey
November 28, 2007


 BLACKROCK GLOBAL FINANCIAL SERVICES FUND, INC.       SEPTEMBER 30, 2007      29

Officers and Directors as of September 30, 2007

                                                                                               Number of
                                                                                               Funds and
                                                                                               Portfolios in   Other Public
                           Position(s)  Length of                                              Fund Complex    Directorships
Name, Address              Held with    Time                                                   Overseen by     Held by
and Year of Birth          Fund         Served   Principal Occupation(s) During Past 5 Years   Director        Director
====================================================================================================================================
Interested Director
------------------------------------------------------------------------------------------------------------------------------------
Robert C. Doll, Jr.*       Fund         2005 to  Vice Chairman and Director of BlackRock,      120 Funds       None
P.O. Box 9011              President    2007     Inc., Global Chief Investment Officer for     161 Portfolios
Princeton, NJ 08543-9011   and                   Equities, Chairman of the BlackRock Retail
1954                       Director              Operating Committee, and member of the
                                                 BlackRock Executive Committee since 2006;
                                                 President of the funds advised by Merrill
                                                 Lynch Investment Managers, L.P. ("MLIM") and
                                                 its affiliates ("MLIM/FAM-advised funds")
                                                 from 2005 to 2006 and Chief Investment
                                                 Officer thereof from 2001 to 2006; President
                                                 of MLIM and Fund Asset Management, L.P.
                                                 ("FAM") from 2001 to 2006; Co-Head (Americas
                                                 Region) thereof from 2000 to 2001 and Senior
                                                 Vice President from 1999 to 2001; President
                                                 and Director of Princeton Services, Inc.
                                                 ("Princeton Services") and President of
                                                 Princeton Administrators, L.P. ("Princeton
                                                 Administrators") from 2001 to 2006; Chief
                                                 Investment Officer of OppenheimerFunds, Inc.
                                                 in 1999 and Executive Vice President thereof
                                                 from 1991 to 1999.
                           ---------------------------------------------------------------------------------------------------------
                           *       Mr. Doll is a director, trustee or member of an advisory board of certain other investment companies for which BlackRock Advisors, LLC and its affiliates act as investment adviser. Mr.
                                   Doll is an "interested person," as defined in the Investment Company Act, of the Fund based on his positions with BlackRock, Inc. and its affiliates. Directors serve until their resignation, removal or death, or until December 31 of the year in which they turn 72. As Fund President, Mr.
                                   Doll serves at the pleasure of the Board of Directors.
====================================================================================================================================
Independent Directors*
------------------------------------------------------------------------------------------------------------------------------------
Ronald W. Forbes**         Director     1999 to  Professor Emeritus of Finance, School of      46 Funds        None
P.O. Box 9095                           present  Business, State University of New York at     48 Portfolios
Princeton, NJ 08543-9095                         Albany since 2000 and Professor thereof from
1940                                             1989 to 2000; International Consultant,
                                                 Urban Institute, Washington, D.C. from 1995
                                                 to 1999.
------------------------------------------------------------------------------------------------------------------------------------
Cynthia A. Montgomery      Director     1999 to  Professor, Harvard Business School since      46 Funds        Newell Rubbermaid,
P.O. Box 9095                           present  1989; Associate Professor, J.L. Kellogg       48 Portfolios   Inc. (manufacturing)
Princeton, NJ 08543-9095                         Graduate School of Management, Northwestern
1952                                             University from 1985 to 1989; Associate
                                                 Professor, Graduate School of Business
                                                 Administration, University of Michigan from
                                                 1979 to 1985; Director, Harvard Business
                                                 School Publishing since 2005; Director,
                                                 McLean Hospital since 2005.
------------------------------------------------------------------------------------------------------------------------------------
Jean Margo Reid            Director     2004 to  Self-employed consultant since 2001; Counsel  46 Funds        None
P.O. Box 9095                           2007     of Alliance Capital Management (investment    48 Portfolios
Princeton, NJ 08543-9095                         adviser) in 2000; General Counsel, Director
1945                                             and Secretary of Sanford C. Bernstein & Co.,
                                                 Inc. (investment adviser/broker-dealer) from
                                                 1997 to 2000; Secretary, Sanford C.
                                                 Bernstein Fund, Inc. from 1994 to 2000;
                                                 Director and Secretary of SCB, Inc. since
                                                 1998; Director and Secretary of SCB
                                                 Partners, Inc. since 2000; and Director of
                                                 Covenant House from 2001 to 2004.
------------------------------------------------------------------------------------------------------------------------------------
Roscoe S. Suddarth         Director     2000 to  President, Middle East Institute, from 1995   46 Funds        None
P.O. Box 9095                           2007     to 2001; Foreign Service Officer, United      48 Portfolios
Princeton, NJ 08543-9095                         States Foreign Service, from 1961 to 1995
1935                                             and Career Minister from 1989 to 1995;
                                                 Deputy Inspector General, U.S. Department of
                                                 State, from 1991 to 1994; U.S. Ambassador to
                                                 the Hashemite Kingdom of Jordan from 1987 to
                                                 1990.
------------------------------------------------------------------------------------------------------------------------------------
Richard R. West            Director     1999 to  Professor of Finance from 1984 to 1995, Dean  46 Funds        Bowne & Co., Inc.
P.O. Box 9095                           2007     from 1984 to 1993 and since 1995 Dean         48 Portfolios   (financial printers);
Princeton, NJ 08543-9095                         Emeritus of New York University's Leonard N.                  Vornado Realty
1938                                             Stern School of Business Administration.                      Trust (real estate
                                                                                                               company);
                                                                                                               Alexander's, Inc.
                                                                                                               (real estate company)
------------------------------------------------------------------------------------------------------------------------------------
                           *     Directors serve until their resignation, removal or death, or until December 31 of the year in which they turn 72.
                           **    Chairman of the Board of Directors and the Audit Committee.


30       BLACKROCK GLOBAL FINANCIAL SERVICES FUND, INC.       SEPTEMBER 30, 2007

Officers and Directors as of September 30, 2007 (concluded)

                           Position(s)  Length of
Name, Address              Held with    Time
and Year of Birth          Fund         Served   Principal Occupation(s) During Past 5 Years
====================================================================================================================================
Fund Officers*
------------------------------------------------------------------------------------------------------------------------------------
Donald C. Burke            Vice         1999 to  Managing Director of BlackRock, Inc. since 2006; Managing Director of Merrill Lynch
P.O. Box 9011              President    2007     Investment Managers, L.P. ("MLIM") and Fund Asset Management, L.P. ("FAM") in 2006;
Princeton, NJ 08543-9011   and                   First Vice President of MLIM and FAM from 1997 to 2005 and Treasurer thereof from
1960                       Treasurer             1999 to 2006; Vice President of MLIM and FAM from 1990 to 1997.
------------------------------------------------------------------------------------------------------------------------------------
Karen Clark                Chief        2007     Managing Director of BlackRock, Inc. and Chief Compliance Officer of certain
P.O. Box 9011              Compliance            BlackRock-advised funds since 2007; Director of BlackRock, Inc. from 2005 to 2007;
Princeton, NJ 08543-9011   Officer               Principal and Senior Compliance Officer, State Street Global Advisors, from 2001 to
1965                                             2005; Principal Consultant, PricewaterhouseCoopers, LLP from 1998 to 2001; and
                                                 Branch Chief, Division of Investment Management and Office of Compliance
                                                 Inspections and Examinations, U.S. Securities and Exchange Commission,
                                                 from 1993 to 1998.
------------------------------------------------------------------------------------------------------------------------------------
Howard Surloff             Secretary    2007 to  Managing Director of BlackRock, Inc. and General Counsel of U.S. Funds at
P.O. Box 9011                           present  BlackRock, Inc. since 2006. General Counsel (U.S.) of Goldman Sachs Asset
Princeton, NJ 08543-9011                         Management from 1993 to 2006.
1965
                           ---------------------------------------------------------------------------------------------------------
                           *     Officers of the Fund serve at the pleasure of the Board of Directors.
------------------------------------------------------------------------------------------------------------------------------------
                           Further information about the Fund's Officers and Directors is available in the Fund's Statement of
                           Additional Information, which can be obtained without charge by calling 1-800-441-7762.
------------------------------------------------------------------------------------------------------------------------------------

Custodian

Brown Brothers Harriman & Co.
40 Water Street
Boston, MA 02109-3661

Transfer Agent

PFPC Inc.
Wilmington, DE 19809


 BLACKROCK GLOBAL FINANCIAL SERVICES FUND, INC.       SEPTEMBER 30, 2007      31

Proxy Results

During the six-month period ended September 30, 2007, the shareholders of BlackRock Global Financial Services Fund, Inc. voted on the following proposal, which was approved at a special shareholders' meeting on September 7, 2007. This proposal was part of the reorganization of the Fund's Board of Directors to take effect on or about November 1, 2007. A description of the proposal and number of shares voted are as follows:

------------------------------------------------------------------------------------------------------------------
                                                                                Shares Voted       Shares Withheld
                                                                                    For              From Voting
------------------------------------------------------------------------------------------------------------------
To elect the Fund's Board of Directors:         David O. Beim                    4,884,889               819
                                                Richard S. Davis                 4,885,285               423
                                                Ronald W. Forbes                 4,884,889               819
                                                Henry Gabbay                     4,885,285               423
                                                Dr. Matina Horner                4,884,929               779
                                                Rodney D. Johnson                4,884,889               819
                                                Herbert I. London                4,884,329             1,380
                                                Cynthia A. Montgomery            4,884,889               819
                                                Joseph P. Platt, Jr.             4,884,725               983
                                                Robert C. Robb, Jr.              4,884,929               779
                                                Toby Rosenblatt                  4,884,889               819
                                                Kenneth L. Urish                 4,884,889               819
                                                Frederick W. Winter              4,884,889               819
------------------------------------------------------------------------------------------------------------------


32       BLACKROCK GLOBAL FINANCIAL SERVICES FUND, INC.       SEPTEMBER 30, 2007

BlackRock Fund Information

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, "Clients") and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our Web sites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

Availability of Additional Information

Electronic copies of most financial reports and prospectuses are available on the Fund's Web site or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in the Fund's electronic delivery program.

To enroll:

Shareholders Who Hold Accounts with Investment Advisers, Banks or Brokerages:

Please contact your financial advisor. Please note that not all investment advisers, banks or brokerages may offer this service.

Shareholders Who Hold Accounts Directly with BlackRock:

1)    Access the BlackRock Web site at http://www.blackrock.com/edelivery
2)    Select "eDelivery" under the "More Information" section
3)    Log into your account

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called "householding" and it is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Fund at (800) 441-7762.


 BLACKROCK GLOBAL FINANCIAL SERVICES FUND, INC.       SEPTEMBER 30, 2007      33

BlackRock Fund Information (concluded)

Availability of Additional Information (concluded)

Availability of Proxy Voting Policies and Procedures

The Fund has delegated proxy voting responsibilities to BlackRock and its affiliates, subject to the general oversight of the Fund's Board of Directors. A description of the policies and procedures that BlackRock and its affiliates use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, on our Web site at www.blackrock.com, by calling
(800) 441-7762, or on the Web site of the Securities and Exchange Commission (the"Commission") at http://www.sec.gov.

Availability of Proxy Voting Record

Information on how proxies relating to the Fund's voting securities were voted (if any) by the Fund's previous manager during the most recent 12-month period ended June 30 is available, upon request and without charge, on our Web site at www.blackrock.com, by calling (800) 441-7762 or on the Web site of the Commission at http://www.sec.gov.

Availability of Quarterly Portfolio Schedule

The Fund files its complete schedule of portfolio holdings for the first and third quarters of its fiscal year with the Commission on Form N-Q. The Fund's Forms N-Q are available on the Commission's Web site at http://www.sec.gov and may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information regarding the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The Fund's Forms N-Q may also be obtained upon request, without charge, by calling (800) 441-7762.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 8:00 AM - 6:00 PM EST to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at www.blackrock.com/funds.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.


34       BLACKROCK GLOBAL FINANCIAL SERVICES FUND, INC.       SEPTEMBER 30, 2007

A World-Class Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing.

Equity Funds

BlackRock All-Cap Global Resources Portfolio
BlackRock Aurora Portfolio
BlackRock Asset Allocation Portfolio+
BlackRock Balanced Capital Fund+
BlackRock Basic Value Fund
BlackRock Capital Appreciation Portfolio
BlackRock Developing Capital Markets Fund
BlackRock Equity Dividend Fund
BlackRock EuroFund
BlackRock Focus Twenty Fund
BlackRock Focus Value Fund
BlackRock Fundamental Growth Fund
BlackRock Global Allocation Fund+
BlackRock Global Dynamic Equity Fund
BlackRock Global Financial Services Fund
BlackRock Global Growth Fund
BlackRock Global Opportunities Portfolio
BlackRock Global Resources Portfolio
BlackRock Global Science & Technology Opportunities Portfolio
BlackRock Global SmallCap Fund
BlackRock Healthcare Fund
BlackRock Health Sciences Opportunities Portfolio*
BlackRock Index Equity Portfolio*
BlackRock International Fund
BlackRock International Index Fund
BlackRock International Opportunities Portfolio*
BlackRock International Value Fund
BlackRock Large Cap Core Fund
BlackRock Large Cap Growth Fund
BlackRock Large Cap Value Fund
BlackRock Latin America Fund
BlackRock Mid-Cap Growth Equity Portfolio
BlackRock Mid-Cap Value Equity Portfolio
BlackRock Mid Cap Value Opportunities Fund
BlackRock Natural Resources Trust
BlackRock Pacific Fund
BlackRock Small Cap Core Equity Portfolio
BlackRock Small Cap Growth Equity Portfolio
BlackRock Small Cap Growth Fund II
BlackRock Small Cap Index Fund
BlackRock Small Cap Value Equity Portfolio*
BlackRock Small/Mid-Cap Growth Portfolio
BlackRock S&P 500 Index Fund
BlackRock Technology Fund
BlackRock U.S. Opportunities Portfolio
BlackRock Utilities and Telecommunications Fund
BlackRock Value Opportunities Fund

Fixed Income Funds

BlackRock Commodity Strategies Fund
BlackRock Enhanced Income Portfolio
BlackRock GNMA Portfolio
BlackRock Government Income Portfolio
BlackRock High Income Fund
BlackRock High Yield Bond Portfolio
BlackRock Inflation Protected Bond Portfolio
BlackRock Intermediate Bond Portfolio II
BlackRock Intermediate Government Bond Portfolio
BlackRock International Bond Portfolio
BlackRock Low Duration Bond Portfolio
BlackRock Managed Income Portfolio
BlackRock Short-Term Bond Fund
BlackRock Total Return Fund
BlackRock Total Return Portfolio II
BlackRock World Income Fund

Municipal Bond Funds

BlackRock AMT-Free Municipal Bond Portfolio
BlackRock California Insured Municipal Bond Fund
BlackRock Delaware Municipal Bond Portfolio
BlackRock Florida Municipal Bond Fund
BlackRock High Yield Municipal Fund
BlackRock Intermediate Municipal Fund
BlackRock Kentucky Municipal Bond Portfolio
BlackRock Municipal Insured Fund
BlackRock National Municipal Fund
BlackRock New Jersey Municipal Bond Fund
BlackRock New York Municipal Bond Fund
BlackRock Ohio Municipal Bond Portfolio
BlackRock Pennsylvania Municipal Bond Fund
BlackRock Short-Term Municipal Fund

Target Risk & Target Date Funds

BlackRock Prepared Portfolios
   Conservative Prepared Portfolio
   Moderate Prepared Portfolio
   Growth Prepared Portfolio
   Aggressive Growth Prepared Portfolio
BlackRock Lifecycle Prepared Portfolios
   Prepared Portfolio 2010
   Prepared Portfolio 2015
   Prepared Portfolio 2020
   Prepared Portfolio 2025
   Prepared Portfolio 2030
   Prepared Portfolio 2035
   Prepared Portfolio 2040
   Prepared Portfolio 2045
   Prepared Portfolio 2050

* See the prospectus for information on specific limitations on investments in the fund.
+     Mixed asset fund.

BlackRock mutual funds are distributed by BlackRock Distributors, Inc. and certain funds are also distributed by FAM Distributors, Inc. You should consider the investment objectives, risks, charges and expenses of the funds under consideration carefully before investing. Each fund's prospectus contains this and other information and is available at www.blackrock.com or by calling 800-882-0052 or from your financial advisor. The prospectus should be read carefully before investing.


 BLACKROCK GLOBAL FINANCIAL SERVICES FUND, INC.       SEPTEMBER 30, 2007      35

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Investment in foreign securities involves special risks including fluctuating foreign exchange rates, foreign government regulations, differing degrees of liquidity and the possibility of substantial volatility due to adverse political, economic or other developments.

BlackRock Global Financial Services Fund, Inc.
P.O. Box 9011
Princeton, NJ 08543-9011

                                                                       BLACKROCK

                                                                    #MLGFSF-9/07

Item 2 - Code of Ethics - The registrant (or the "Fund") has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant's principal executive officer, principal financial officer and principal accounting officer, or persons performing similar functions. During the period covered by this report, there have been no amendments to or waivers granted under the code of ethics. A copy of the code of ethics is available without charge at www.blackrock.com.

Item 3 - Audit Committee Financial Expert - The registrant's board of directors or trustees, as applicable (the "board of directors") has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent:

            Kenneth L. Urish (term began, effective November 1, 2007) Ronald W. Forbes (term ended, effective November 1, 2007) Richard R. West (term ended, effective November 1, 2007) Edward D. Zinbarg (retired as of December 31, 2006)

            Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.

Item 4 -    Principal Accountant Fees and Services

----------------------------------------------------------------------------------------------------------------------
                       (a) Audit Fees Fees       (b) Audit-Related(1)      (c) Tax Fees(2)       (d) All Other Fees(3)
----------------------------------------------------------------------------------------------------------------------
                       Current      Previous     Current     Previous    Current     Previous     Current     Previous
                        Fiscal       Fiscal       Fiscal      Fiscal      Fiscal      Fiscal       Fiscal      Fiscal
    Entity Name        Year End     Year End     Year End    Year End    Year End    Year End     Year End    Year End
----------------------------------------------------------------------------------------------------------------------
Global Financial
Services Master LLC     $27,400      $27,400        $0          $0        $    0      $1,587       $    0        $0
----------------------------------------------------------------------------------------------------------------------
BlackRock Global
Financial Services
Fund, Inc.              $ 6,600      $ 6,600        $0          $0        $6,100      $6,000       $1,042        $0
----------------------------------------------------------------------------------------------------------------------

1 The nature of the services include assurance and related services reasonably related to the performance of the audit of financial statements not included in Audit Fees.
2 The nature of the services include tax compliance, tax advice and tax planning.
3 The nature of the services include a review of compliance procedures and attestation thereto.

            (e)(1) Audit Committee Pre-Approval Policies and Procedures:

                  The registrant's audit committee (the "Committee") has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the registrant's affiliated service providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are
            a) consistent with the SEC's auditor independence rules and b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis ("general pre-approval"). However, such services will only be deemed pre-approved provided that any individual project does not exceed $5,000 attributable to the registrant or $50,000 for all of the registrants the Committee oversees. Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting.

            (e)(2) None of the services described in each of Items 4(b) through
            (d) were approved by the audit committee pursuant to paragraph
            (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

            (f) Not Applicable

            (g) Affiliates' Aggregate Non-Audit Fees:

            --------------------------------------------------------------------
                    Entity Name           Current Fiscal Year    Previous Fiscal
                                                  End                Year End
            --------------------------------------------------------------------
            Global Financial Services
            Master LLC                          $284,500            $3,051,837
            --------------------------------------------------------------------
            BlackRock Global Financial
            Services Fund, Inc.                 $291,642            $3,056,250
            --------------------------------------------------------------------

            (h) The registrant's audit committee has considered and determined that the provision of non-audit services that were rendered to the registrant's investment adviser (not including any non-affiliated sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by the registrant's investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph
            (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

            Regulation S-X Rule 2-01(c)(7)(ii) - $284,500, 0%

Item 5 -    Audit Committee of Listed Registrants - Not Applicable

Item 6 - Schedule of Investments - The registrant's Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

Item 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies - Not Applicable

Item 8 - Portfolio Managers of Closed-End Management Investment Companies - Not Applicable

Item 9 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers - Not Applicable

Item 10 -   Submission of Matters to a Vote of Security Holders - The
            registrant's Nominating Committee will consider nominees to the Board recommended by shareholders when a vacancy becomes available.
            Shareholders who wish to recommend a nominee should send nominations which include biographical information and set forth the qualifications of the proposed nominee to the registrant's
            Secretary. There have been no material changes to these procedures.

Item 11 -   Controls and Procedures

11(a) - The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities and Exchange Act of 1934, as amended.

11(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12 -   Exhibits attached hereto

12(a)(1) -  Code of Ethics - See Item 2

12(a)(2) -  Certifications - Attached hereto

12(a)(3) -  Not Applicable

12(b) -     Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Global Financial Services Fund, Inc. and Global Financial Services Master LLC


By: /s/ Donald C. Burke
    -----------------------------------
    Donald C. Burke,
    Chief Executive Officer (principal executive officer) of
    BlackRock Global Financial Services Fund, Inc. and
    Global Financial Services Master LLC

Date: November 20, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Donald C. Burke
    -----------------------------------
    Donald C. Burke,
    Chief Executive Officer (principal executive officer) of
    BlackRock Global Financial Services Fund, Inc. and
    Global Financial Services Master LLC

Date: November 20, 2007


By: /s/ Neal J. Andrews
    -----------------------------------
    Neal J. Andrews,
    Chief Financial Officer (principal financial officer) of
    BlackRock Global Financial Services Fund, Inc. and
    Global Financial Services Master LLC

Date: November 20, 2007